UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 29, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Conservative Funds
(Institutional, Investor and Service Class)
Semi-Annual Report
June 29, 2018
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime Conservative 2015 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	59.31%
Large Cap Equity	11.87
Fixed Interest Contract	11.27
International Equity	8.29
Mid Cap Equity	4.85
Real Estate Equity	2.22
Small Cap Equity	2.19
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 998.60	$1.97
Hypothetical (5% return before expenses)	$1,000.00	$1,022.70	$1.99
Investor Class
Actual	$1,000.00	$ 997.00	$3.69
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$3.74
Service Class
Actual	$1,000.00	$ 997.10	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.40% for the Institutional Class, 0.75% for the Investor Class and 0.85% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.32%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2020 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	57.10%
Large Cap Equity	13.40
International Equity	10.08
Fixed Interest Contract	9.01
Mid Cap Equity	5.45
Small Cap Equity	2.61
Real Estate Equity	2.35
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 998.80	$2.12
Hypothetical (5% return before expenses)	$1,000.00	$1,022.50	$2.14
Investor Class
Actual	$1,000.00	$ 997.20	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,020.80	$3.89
Service Class
Actual	$1,000.00	$ 997.00	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.38
* Expenses are equal to the Fund's annualized expense ratio of 0.43% for the Institutional Class, 0.78% for the Investor Class and 0.88% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.34%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2025 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	53.25%
Large Cap Equity	15.54
International Equity	12.43
Fixed Interest Contract	6.83
Mid Cap Equity	6.30
Small Cap Equity	3.27
Real Estate Equity	2.38
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 999.40	$2.22
Hypothetical (5% return before expenses)	$1,000.00	$1,022.40	$2.24
Investor Class
Actual	$1,000.00	$ 997.60	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.70	$3.99
Service Class
Actual	$1,000.00	$ 997.10	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.48
* Expenses are equal to the Fund's annualized expense ratio of 0.45% for the Institutional Class, 0.80% for the Investor Class and 0.90% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.36%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2030 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	47.58%
Large Cap Equity	18.16
International Equity	15.61
Mid Cap Equity	7.34
Fixed Interest Contract	4.78
Small Cap Equity	4.03
Real Estate Equity	2.50
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 999.20	$2.42
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.44
Investor Class
Actual	$1,000.00	$ 998.50	$4.14
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.18
Service Class
Actual	$1,000.00	$ 997.20	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.68
* Expenses are equal to the Fund's annualized expense ratio of 0.49% for the Institutional Class, 0.84% for the Investor Class and 0.94% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.39%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2035 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	38.64%
Large Cap Equity	21.89
International Equity	20.01
Mid Cap Equity	8.82
Small Cap Equity	5.19
Fixed Interest Contract	2.88
Real Estate Equity	2.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,001.00	$2.57
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.59
Investor Class
Actual	$1,000.00	$ 999.20	$4.29
Hypothetical (5% return before expenses)	$1,000.00	$1,020.40	$4.33
Service Class
Actual	$1,000.00	$ 998.80	$4.78
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$4.83
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class and 0.97% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.41%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2040 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
Bond	28.92%
Large Cap Equity	25.45
International Equity	24.91
Mid Cap Equity	10.20
Small Cap Equity	6.39
Real Estate Equity	2.68
Fixed Interest Contract	1.45
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$1,002.60	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.74
Investor Class
Actual	$1,000.00	$1,001.20	$4.49
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.53
Service Class
Actual	$1,000.00	$1,000.10	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$4.98
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.91% for the Investor Class and 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2045 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	29.15%
Large Cap Equity	27.95
Bond	20.97
Mid Cap Equity	11.21
Small Cap Equity	7.43
Real Estate Equity	2.72
Fixed Interest Contract	0.57
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 991.80	$2.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.74
Investor Class
Actual	$1,000.00	$ 996.80	$4.43
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.48
Service Class
Actual	$1,000.00	$ 997.40	$4.93
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$4.98
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class and 1.00% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.44%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2050 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	31.81%
Large Cap Equity	28.55
Bond	17.13
Mid Cap Equity	11.39
Small Cap Equity	8.00
Real Estate Equity	2.81
Fixed Interest Contract	0.31
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 996.60	$2.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$2.84
Investor Class
Actual	$1,000.00	$ 995.70	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.63
Service Class
Actual	$1,000.00	$ 996.60	$5.02
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.08
* Expenses are equal to the Fund's annualized expense ratio of 0.57% for the Institutional Class, 0.93% for the Investor Class and 1.02% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.46%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime Conservative 2055 Fund
Summary of Investments by Asset Class as of June 29, 2018
Asset Class	Percentage of Fund Investments
International Equity	33.52%
Large Cap Equity	28.29
Bond	15.39
Mid Cap Equity	11.25
Small Cap Equity	8.37
Real Estate Equity	2.90
Fixed Interest Contract	0.28
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2018 to June 29, 2018).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/18)	(06/29/18)	(01/01/18 – 06/29/18)
Institutional Class
Actual	$1,000.00	$ 992.30	$2.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.79
Investor Class
Actual	$1,000.00	$ 996.80	$4.48
Hypothetical (5% return before expenses)	$1,000.00	$1,020.20	$4.53
Service Class
Actual	$1,000.00	$ 997.40	$4.97
Hypothetical (5% return before expenses)	$1,000.00	$1,019.70	$5.03
* Expenses are equal to the Fund's annualized expense ratio of 0.56% for the Institutional Class, 0.91% for the Investor Class and 1.01% for the Service Class shares, multiplied by the average account value over the period, multiplied by 180 /365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ration of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,351,960	Great-West Bond Index Fund Institutional Class(a)	$12,789,539
660,451	Great-West Core Bond Fund Institutional Class(a)	6,294,102
1,476,107	Great-West Inflation-Protected Securities Fund Institutional Class(a)	14,598,699
574,868	Great-West Loomis Sayles Bond Fund Institutional Class(a)	5,403,758
515,252	Great-West Putnam High Yield Bond Institutional Class(a)	4,838,217
452,302	Great-West Short Duration Bond Fund Institutional Class(a)	4,405,420
325,016	Great-West Templeton Global Bond Fund Institutional Class(a)	2,882,891
520,414	Oppenheimer International Bond Fund Class I	2,893,500

TOTAL BOND MUTUAL FUNDS — 59.34% (Cost $55,529,744)		$54,106,126
EQUITY MUTUAL FUNDS
13,156	AllianzGI NFJ Small-Cap Value Fund Class R6	319,022
28,242	American Century Real Estate Fund Class R6	784,559
44,367	DFA International Real Estate Securities Portfolio Institutional Class	228,047
19,456	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	227,835
95,773	Great-West Emerging Markets Equity Fund Institutional Class(a)	856,213
131,058	Great-West International Growth Fund Institutional Class(a)	1,313,205
287,288	Great-West International Index Fund Institutional Class(a)	2,927,467
146,462	Great-West International Value Fund Institutional Class(a)	1,605,219
216,771	Great-West Large Cap Growth Fund Institutional Class(a)	2,534,050
37,528	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	318,990
91,536	Great-West Mid Cap Value Fund Institutional Class(a)	902,541
Shares		Fair Value
Equity Mutual Funds — (continued)
131,059	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 1,322,386
87,435	Great-West Real Estate Index Fund Institutional Class(a)	785,168
456,797	Great-West S&P 500® Index Fund Institutional Class(a)	5,170,938
215,703	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,215,274
118,138	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,239,266
150,644	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,322,654
119,166	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,082,031
17,084	Invesco Global Real Estate Fund Class R6	228,078
10,099	Invesco Small Cap Discovery Fund Class R6	117,650
15,077	Janus Henderson Triton Fund Class N	480,493
71,781	Northern Emerging Markets Equity Index Fund	857,781

TOTAL EQUITY MUTUAL FUNDS — 29.43% (Cost $24,643,481)		$26,838,867
Account Balance
FIXED INTEREST CONTRACT
10,277,602 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	10,277,602

TOTAL FIXED INTEREST CONTRACT — 11.27% (Cost $10,277,602)		$10,277,602
TOTAL INVESTMENTS — 100.04% (Cost $90,450,827)		$91,222,595
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (38,434)
TOTAL NET ASSETS — 100.00%		$91,184,161

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
74,714	Great-West Bond Index Fund Institutional Class(a)	$ 706,801
36,232	Great-West Core Bond Fund Institutional Class(a)	345,290
58,923	Great-West Inflation-Protected Securities Fund Institutional Class(a)	582,749
31,025	Great-West Loomis Sayles Bond Fund Institutional Class(a)	291,624
26,261	Great-West Putnam High Yield Bond Institutional Class(a)	246,591
18,383	Great-West Short Duration Bond Fund Institutional Class(a)	179,052
16,643	Great-West Templeton Global Bond Fund Institutional Class(a)	147,624
26,764	Oppenheimer International Bond Fund Class I	148,809

TOTAL BOND MUTUAL FUNDS — 57.12% (Cost $2,715,442)		$2,648,540
EQUITY MUTUAL FUNDS
792	AllianzGI NFJ Small-Cap Value Fund Class R6	19,207
1,527	American Century Real Estate Fund Class R6	42,425
2,360	DFA International Real Estate Securities Portfolio Institutional Class	12,128
1,097	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	12,849
6,143	Great-West Emerging Markets Equity Fund Institutional Class(a)	54,913
7,996	Great-West International Growth Fund Institutional Class(a)	80,116
17,572	Great-West International Index Fund Institutional Class(a)	179,062
8,981	Great-West International Value Fund Institutional Class(a)	98,433
12,333	Great-West Large Cap Growth Fund Institutional Class(a)	144,177
2,256	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,177
5,263	Great-West Mid Cap Value Fund Institutional Class(a)	51,890
7,508	Great-West Putnam Equity Income Fund Institutional Class(a)	75,756
Shares		Fair Value
Equity Mutual Funds — (continued)
4,701	Great-West Real Estate Index Fund Institutional Class(a)	$ 42,215
26,203	Great-West S&P 500® Index Fund Institutional Class(a)	296,616
12,291	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	126,227
7,194	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	75,468
8,634	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	75,809
6,782	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	61,576
910	Invesco Global Real Estate Fund Class R6	12,150
621	Invesco Small Cap Discovery Fund Class R6	7,239
927	Janus Henderson Triton Fund Class N	29,537
4,611	Northern Emerging Markets Equity Index Fund	55,102

TOTAL EQUITY MUTUAL FUNDS — 33.91% (Cost $1,558,216)		$1,572,072
Account Balance
FIXED INTEREST CONTRACT
417,939 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	417,939

TOTAL FIXED INTEREST CONTRACT — 9.01% (Cost $417,939)		$ 417,939
TOTAL INVESTMENTS — 100.04% (Cost $4,691,597)		$4,638,551
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,929)
TOTAL NET ASSETS — 100.00%		$4,636,622

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
3,038,591	Great-West Bond Index Fund Institutional Class(a)	$ 28,745,073
1,480,710	Great-West Core Bond Fund Institutional Class(a)	14,111,161
1,719,092	Great-West Inflation-Protected Securities Fund Institutional Class(a)	17,001,819
1,257,131	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,817,032
1,024,147	Great-West Putnam High Yield Bond Institutional Class(a)	9,616,741
555,433	Great-West Short Duration Bond Fund Institutional Class(a)	5,409,917
651,963	Great-West Templeton Global Bond Fund Institutional Class(a)	5,782,914
1,042,297	Oppenheimer International Bond Fund Class I	5,795,172

TOTAL BOND MUTUAL FUNDS — 53.27% (Cost $101,112,627)		$ 98,279,829
EQUITY MUTUAL FUNDS
39,471	AllianzGI NFJ Small-Cap Value Fund Class R6	957,169
60,510	American Century Real Estate Fund Class R6	1,680,962
100,464	DFA International Real Estate Securities Portfolio Institutional Class	516,386
50,318	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	589,221
314,862	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,814,868
387,940	Great-West International Growth Fund Institutional Class(a)	3,887,155
850,262	Great-West International Index Fund Institutional Class(a)	8,664,172
433,939	Great-West International Value Fund Institutional Class(a)	4,755,970
570,452	Great-West Large Cap Growth Fund Institutional Class(a)	6,668,588
112,453	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	955,846
241,130	Great-West Mid Cap Value Fund Institutional Class(a)	2,377,545
Shares		Fair Value
Equity Mutual Funds — (continued)
343,726	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,468,196
187,583	Great-West Real Estate Index Fund Institutional Class(a)	1,684,496
1,202,860	Great-West S&P 500® Index Fund Institutional Class(a)	13,616,375
566,992	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,823,004
356,530	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,740,000
395,317	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,470,885
313,469	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,846,300
38,699	Invesco Global Real Estate Fund Class R6	516,634
31,358	Invesco Small Cap Discovery Fund Class R6	365,320
45,989	Janus Henderson Triton Fund Class N	1,465,673
235,866	Northern Emerging Markets Equity Index Fund	2,818,592

TOTAL EQUITY MUTUAL FUNDS — 39.94% (Cost $67,864,855)		$ 73,683,357
Account Balance
FIXED INTEREST CONTRACT
12,602,950 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	12,602,950

TOTAL FIXED INTEREST CONTRACT — 6.83% (Cost $12,602,950)		$ 12,602,950
TOTAL INVESTMENTS — 100.04% (Cost $181,580,432)		$184,566,136
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (75,641)
TOTAL NET ASSETS — 100.00%		$184,490,495

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
88,362	Great-West Bond Index Fund Institutional Class(a)	$ 835,907
42,941	Great-West Core Bond Fund Institutional Class(a)	409,232
34,437	Great-West Inflation-Protected Securities Fund Institutional Class(a)	340,586
36,175	Great-West Loomis Sayles Bond Fund Institutional Class(a)	340,017
28,393	Great-West Putnam High Yield Bond Institutional Class(a)	266,606
11,610	Great-West Short Duration Bond Fund Institutional Class(a)	113,079
18,168	Great-West Templeton Global Bond Fund Institutional Class(a)	161,151
29,072	Oppenheimer International Bond Fund Class I	161,639

TOTAL BOND MUTUAL FUNDS — 47.60% (Cost $2,703,545)		$2,628,217
EQUITY MUTUAL FUNDS
1,462	AllianzGI NFJ Small-Cap Value Fund Class R6	35,451
1,892	American Century Real Estate Fund Class R6	52,567
3,244	DFA International Real Estate Securities Portfolio Institutional Class	16,672
1,773	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	20,758
12,273	Great-West Emerging Markets Equity Fund Institutional Class(a)	109,723
14,368	Great-West International Growth Fund Institutional Class(a)	143,967
31,566	Great-West International Index Fund Institutional Class(a)	321,657
16,140	Great-West International Value Fund Institutional Class(a)	176,893
19,752	Great-West Large Cap Growth Fund Institutional Class(a)	230,904
4,165	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	35,398
8,389	Great-West Mid Cap Value Fund Institutional Class(a)	82,715
12,008	Great-West Putnam Equity Income Fund Institutional Class(a)	121,158
Shares		Fair Value
Equity Mutual Funds — (continued)
5,837	Great-West Real Estate Index Fund Institutional Class(a)	$ 52,416
42,001	Great-West S&P 500® Index Fund Institutional Class(a)	475,453
19,733	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	202,654
13,199	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	138,462
13,835	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	121,475
10,904	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	99,009
1,249	Invesco Global Real Estate Fund Class R6	16,678
1,159	Invesco Small Cap Discovery Fund Class R6	13,508
1,701	Janus Henderson Triton Fund Class N	54,208
9,211	Northern Emerging Markets Equity Index Fund	110,069

TOTAL EQUITY MUTUAL FUNDS — 47.66% (Cost $2,650,748)		$2,631,795
Account Balance
FIXED INTEREST CONTRACT
263,786 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	263,786

TOTAL FIXED INTEREST CONTRACT — 4.78% (Cost $263,786)		$ 263,786
TOTAL INVESTMENTS — 100.04% (Cost $5,618,079)		$5,523,798
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (2,379)
TOTAL NET ASSETS — 100.00%		$5,521,419

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
2,313,139	Great-West Bond Index Fund Institutional Class(a)	$ 21,882,291
1,126,820	Great-West Core Bond Fund Institutional Class(a)	10,738,594
572,980	Great-West Inflation-Protected Securities Fund Institutional Class(a)	5,666,772
942,628	Great-West Loomis Sayles Bond Fund Institutional Class(a)	8,860,702
718,025	Great-West Putnam High Yield Bond Institutional Class(a)	6,742,260
210,140	Great-West Short Duration Bond Fund Institutional Class(a)	2,046,761
464,065	Great-West Templeton Global Bond Fund Institutional Class(a)	4,116,257
740,464	Oppenheimer International Bond Fund Class I	4,116,980

TOTAL BOND MUTUAL FUNDS — 38.65% (Cost $65,976,439)		$ 64,170,617
EQUITY MUTUAL FUNDS
56,721	AllianzGI NFJ Small-Cap Value Fund Class R6	1,375,489
56,916	American Century Real Estate Fund Class R6	1,581,122
106,631	DFA International Real Estate Securities Portfolio Institutional Class	548,082
63,674	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	745,620
493,847	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,414,992
547,283	Great-West International Growth Fund Institutional Class(a)	5,483,780
1,197,616	Great-West International Index Fund Institutional Class(a)	12,203,703
612,778	Great-West International Value Fund Institutional Class(a)	6,716,049
716,018	Great-West Large Cap Growth Fund Institutional Class(a)	8,370,249
161,466	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,372,462
302,779	Great-West Mid Cap Value Fund Institutional Class(a)	2,985,402
Shares		Fair Value
Equity Mutual Funds — (continued)
432,881	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 4,367,770
176,733	Great-West Real Estate Index Fund Institutional Class(a)	1,587,063
1,515,786	Great-West S&P 500® Index Fund Institutional Class(a)	17,158,693
713,615	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,328,825
510,424	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,354,354
498,150	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	4,373,759
394,426	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	3,581,387
41,056	Invesco Global Real Estate Fund Class R6	548,104
44,978	Invesco Small Cap Discovery Fund Class R6	523,994
65,550	Janus Henderson Triton Fund Class N	2,089,064
370,152	Northern Emerging Markets Equity Index Fund	4,423,317

TOTAL EQUITY MUTUAL FUNDS — 58.51% (Cost $89,918,665)		$ 97,133,280
Account Balance
FIXED INTEREST CONTRACT
4,786,153 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	4,786,153

TOTAL FIXED INTEREST CONTRACT — 2.88% (Cost $4,786,153)		$ 4,786,153
TOTAL INVESTMENTS — 100.04% (Cost $160,681,257)		$166,090,050
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (67,038)
TOTAL NET ASSETS — 100.00%		$166,023,012

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
40,598	Great-West Bond Index Fund Institutional Class(a)	$ 384,062
19,760	Great-West Core Bond Fund Institutional Class(a)	188,312
5,366	Great-West Inflation-Protected Securities Fund Institutional Class(a)	53,068
16,413	Great-West Loomis Sayles Bond Fund Institutional Class(a)	154,136
12,173	Great-West Putnam High Yield Bond Institutional Class(a)	114,307
2,338	Great-West Short Duration Bond Fund Institutional Class(a)	22,770
7,925	Great-West Templeton Global Bond Fund Institutional Class(a)	70,294
12,731	Oppenheimer International Bond Fund Class I	70,784

TOTAL BOND MUTUAL FUNDS — 28.94% (Cost $1,087,325)		$1,057,733
EQUITY MUTUAL FUNDS
1,529	AllianzGI NFJ Small-Cap Value Fund Class R6	37,081
1,297	American Century Real Estate Fund Class R6	36,039
2,510	DFA International Real Estate Securities Portfolio Institutional Class	12,900
1,617	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	18,938
13,999	Great-West Emerging Markets Equity Fund Institutional Class(a)	125,150
14,782	Great-West International Growth Fund Institutional Class(a)	148,113
32,452	Great-West International Index Fund Institutional Class(a)	330,687
16,591	Great-West International Value Fund Institutional Class(a)	181,833
18,192	Great-West Large Cap Growth Fund Institutional Class(a)	212,667
4,357	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	37,038
7,721	Great-West Mid Cap Value Fund Institutional Class(a)	76,129
11,046	Great-West Putnam Equity Income Fund Institutional Class(a)	111,455
Shares		Fair Value
Equity Mutual Funds — (continued)
4,026	Great-West Real Estate Index Fund Institutional Class(a)	$ 36,158
38,680	Great-West S&P 500® Index Fund Institutional Class(a)	437,855
18,162	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	186,519
13,852	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	145,303
12,707	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	111,565
10,068	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	91,419
968	Invesco Global Real Estate Fund Class R6	12,925
1,209	Invesco Small Cap Discovery Fund Class R6	14,089
1,783	Janus Henderson Triton Fund Class N	56,834
10,499	Northern Emerging Markets Equity Index Fund	125,461

TOTAL EQUITY MUTUAL FUNDS — 69.66% (Cost $2,562,362)		$2,546,158
Account Balance
FIXED INTEREST CONTRACT
52,860 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	52,860

TOTAL FIXED INTEREST CONTRACT — 1.44% (Cost $52,860)		$ 52,860
TOTAL INVESTMENTS — 100.04% (Cost $3,702,547)		$3,656,751
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (1,546)
TOTAL NET ASSETS — 100.00%		$3,655,205

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
882,219	Great-West Bond Index Fund Institutional Class(a)	$ 8,345,794
429,600	Great-West Core Bond Fund Institutional Class(a)	4,094,087
29,439	Great-West Inflation-Protected Securities Fund Institutional Class(a)	291,150
355,150	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,338,414
257,951	Great-West Putnam High Yield Bond Institutional Class(a)	2,422,155
25,595	Great-West Short Duration Bond Fund Institutional Class(a)	249,293
169,806	Great-West Templeton Global Bond Fund Institutional Class(a)	1,506,179
271,635	Oppenheimer International Bond Fund Class I	1,510,291

TOTAL BOND MUTUAL FUNDS — 20.98% (Cost $22,359,198)		$ 21,757,363
EQUITY MUTUAL FUNDS
50,419	AllianzGI NFJ Small-Cap Value Fund Class R6	1,222,664
37,057	American Century Real Estate Fund Class R6	1,029,437
74,704	DFA International Real Estate Securities Portfolio Institutional Class	383,977
50,456	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	590,843
483,620	Great-West Emerging Markets Equity Fund Institutional Class(a)	4,323,560
484,302	Great-West International Growth Fund Institutional Class(a)	4,852,709
1,059,840	Great-West International Index Fund Institutional Class(a)	10,799,773
541,374	Great-West International Value Fund Institutional Class(a)	5,933,459
567,558	Great-West Large Cap Growth Fund Institutional Class(a)	6,634,752
143,819	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	1,222,458
240,822	Great-West Mid Cap Value Fund Institutional Class(a)	2,374,505
Shares		Fair Value
Equity Mutual Funds — (continued)
342,420	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 3,455,022
114,856	Great-West Real Estate Index Fund Institutional Class(a)	1,031,411
1,199,603	Great-West S&P 500® Index Fund Institutional Class(a)	13,579,501
565,267	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	5,805,290
457,199	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,796,014
393,758	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	3,457,195
313,857	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	2,849,825
28,772	Invesco Global Real Estate Fund Class R6	384,110
39,785	Invesco Small Cap Discovery Fund Class R6	463,496
59,077	Janus Henderson Triton Fund Class N	1,882,777
361,857	Northern Emerging Markets Equity Index Fund	4,324,189

TOTAL EQUITY MUTUAL FUNDS — 78.49% (Cost $75,485,578)		$ 81,396,967
Account Balance
FIXED INTEREST CONTRACT
591,603 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	591,603

TOTAL FIXED INTEREST CONTRACT — 0.57% (Cost $591,603)		$ 591,603
TOTAL INVESTMENTS — 100.04% (Cost $98,436,379)		$103,745,933
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (42,550)
TOTAL NET ASSETS — 100.00%		$103,703,383

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
17,046	Great-West Bond Index Fund Institutional Class(a)	$ 161,254
8,318	Great-West Core Bond Fund Institutional Class(a)	79,269
6,838	Great-West Loomis Sayles Bond Fund Institutional Class(a)	64,274
4,939	Great-West Putnam High Yield Bond Institutional Class(a)	46,374
322	Great-West Short Duration Bond Fund Institutional Class(a)	3,141
3,372	Great-West Templeton Global Bond Fund Institutional Class(a)	29,914
5,409	Oppenheimer International Bond Fund Class I	30,075

TOTAL BOND MUTUAL FUNDS — 17.14% (Cost $425,795)		$ 414,301
EQUITY MUTUAL FUNDS
1,264	AllianzGI NFJ Small-Cap Value Fund Class R6	30,650
886	American Century Real Estate Fund Class R6	24,599
1,835	DFA International Real Estate Securities Portfolio Institutional Class	9,432
1,195	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	13,992
12,805	Great-West Emerging Markets Equity Fund Institutional Class(a)	114,476
12,149	Great-West International Growth Fund Institutional Class(a)	121,730
26,511	Great-West International Index Fund Institutional Class(a)	270,148
13,555	Great-West International Value Fund Institutional Class(a)	148,564
13,470	Great-West Large Cap Growth Fund Institutional Class(a)	157,470
3,606	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	30,649
5,706	Great-West Mid Cap Value Fund Institutional Class(a)	56,258
8,118	Great-West Putnam Equity Income Fund Institutional Class(a)	81,906
Shares		Fair Value
Equity Mutual Funds — (continued)
2,734	Great-West Real Estate Index Fund Institutional Class(a)	$ 24,547
28,442	Great-West S&P 500® Index Fund Institutional Class(a)	321,960
13,399	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	137,610
11,470	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	120,319
9,329	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	81,910
7,420	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	67,378
707	Invesco Global Real Estate Fund Class R6	9,444
1,015	Invesco Small Cap Discovery Fund Class R6	11,826
1,484	Janus Henderson Triton Fund Class N	47,298
9,594	Northern Emerging Markets Equity Index Fund	114,651

TOTAL EQUITY MUTUAL FUNDS — 82.59% (Cost $2,008,582)		$1,996,817
Account Balance
FIXED INTEREST CONTRACT
7,441 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	7,441

TOTAL FIXED INTEREST CONTRACT — 0.31% (Cost $7,441)		$ 7,441
TOTAL INVESTMENTS — 100.04% (Cost $2,441,818)		$2,418,559
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (995)
TOTAL NET ASSETS — 100.00%		$2,417,564

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Schedule of Investments
As of June 29, 2018 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
274,346	Great-West Bond Index Fund Institutional Class(a)	$ 2,595,312
133,839	Great-West Core Bond Fund Institutional Class(a)	1,275,481
110,147	Great-West Loomis Sayles Bond Fund Institutional Class(a)	1,035,382
79,420	Great-West Putnam High Yield Bond Institutional Class(a)	745,751
5,398	Great-West Short Duration Bond Fund Institutional Class(a)	52,580
57,822	Great-West Templeton Global Bond Fund Institutional Class(a)	512,881
92,467	Oppenheimer International Bond Fund Class I	514,119

TOTAL BOND MUTUAL FUNDS — 15.39% (Cost $6,913,754)		$ 6,731,506
EQUITY MUTUAL FUNDS
23,957	AllianzGI NFJ Small-Cap Value Fund Class R6	580,966
16,290	American Century Real Estate Fund Class R6	452,537
35,773	DFA International Real Estate Securities Portfolio Institutional Class	183,876
21,273	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	249,100
250,825	Great-West Emerging Markets Equity Fund Institutional Class(a)	2,242,378
228,214	Great-West International Growth Fund Institutional Class(a)	2,286,706
499,310	Great-West International Index Fund Institutional Class(a)	5,087,966
255,437	Great-West International Value Fund Institutional Class(a)	2,799,594
240,656	Great-West Large Cap Growth Fund Institutional Class(a)	2,813,271
68,324	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	580,758
101,977	Great-West Mid Cap Value Fund Institutional Class(a)	1,005,493
145,275	Great-West Putnam Equity Income Fund Institutional Class(a)	1,465,822
Shares		Fair Value
Equity Mutual Funds — (continued)
50,390	Great-West Real Estate Index Fund Institutional Class(a)	$ 452,498
507,487	Great-West S&P 500® Index Fund Institutional Class(a)	5,744,755
239,523	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,459,904
216,722	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,273,413
167,068	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,466,853
132,738	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,205,265
13,779	Invesco Global Real Estate Fund Class R6	183,943
19,092	Invesco Small Cap Discovery Fund Class R6	222,424
27,934	Janus Henderson Triton Fund Class N	890,241
187,714	Northern Emerging Markets Equity Index Fund	2,243,182

TOTAL EQUITY MUTUAL FUNDS — 84.37% (Cost $34,654,002)		$36,890,945
Account Balance
FIXED INTEREST CONTRACT
122,607 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	122,607

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $122,607)		$ 122,607
TOTAL INVESTMENTS — 100.04% (Cost $41,690,363)		$43,745,058
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (17,892)
TOTAL NET ASSETS — 100.00%		$43,727,166

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 29, 2018.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$85,313,465	$4,311,954	$170,450,228
Investments at fair value, unaffiliated(b)	5,909,130	326,597	14,115,908
Subscriptions receivable	157,414	4,294	183,502
Receivable for investments sold	1,301,707	-	1,158,423
Total Assets	92,681,716	4,642,845	185,908,061
LIABILITIES:
Payable for distribution fees	6,530	344	11,862
Payable for investments purchased	4,199	4,294	24,871
Payable for shareholder services fees	25,134	1,252	48,875
Payable to investment adviser	6,770	333	14,904
Redemptions payable	1,454,922	-	1,317,054
Total Liabilities	1,497,555	6,223	1,417,566
NET ASSETS	$91,184,161	$4,636,622	$184,490,495
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$760,487	$43,554	$1,456,134
Paid-in capital in excess of par	90,732,619	4,566,719	178,688,584
Net unrealized appreciation (depreciation)	771,768	(53,046)	2,985,704
Undistributed (overdistributed) net investment income	456,543	(255)	130,398
Accumulated net realized gain (loss)	(1,537,256)	79,650	1,229,675
NET ASSETS	$91,184,161	$4,636,622	$184,490,495
NET ASSETS BY CLASS
Investor Class	$5,104,321	$11,341	$20,496,134
Service Class	$80,193,297	$4,542,957	$150,625,457
Institutional Class	$5,886,543	$82,324	$13,368,904
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	420,275	1,059	1,570,512
Service Class	6,568,411	426,754	11,523,268
Institutional Class	616,182	7,722	1,467,557
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.15	$10.71	$13.05
Service Class	$12.21	$10.65	$13.07
Institutional Class	$9.55	$10.66	$9.11
(a) Cost of investments, affiliated	$84,620,938	$4,357,803	$167,890,565
(b) Cost of investments, unaffiliated	$5,829,889	$333,794	$13,689,867
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$5,063,006	$150,883,898	$3,290,638
Investments at fair value, unaffiliated(b)	460,792	15,206,152	366,113
Subscriptions receivable	2,216	245,126	9,047
Receivable for investments sold	-	1,438,231	-
Total Assets	5,526,014	167,773,407	3,665,798
LIABILITIES:
Payable for distribution fees	416	10,193	266
Payable for investments purchased	2,216	69,569	9,047
Payable for shareholder services fees	1,511	42,244	969
Payable to investment adviser	452	14,601	311
Redemptions payable	-	1,613,788	-
Total Liabilities	4,595	1,750,395	10,593
NET ASSETS	$5,521,419	$166,023,012	$3,655,205
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$50,507	$1,248,914	$31,628
Paid-in capital in excess of par	5,304,403	155,615,824	3,549,645
Net unrealized appreciation (depreciation)	(94,281)	5,408,793	(45,796)
(Overdistributed) undistributed net investment income	(400)	32,496	(326)
Accumulated net realized gain	261,190	3,716,985	120,054
NET ASSETS	$5,521,419	$166,023,012	$3,655,205
NET ASSETS BY CLASS
Investor Class	$14,089	$18,194,961	$12,384
Service Class	$5,478,477	$129,194,265	$3,600,242
Institutional Class	$28,853	$18,633,786	$42,579
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,291	1,274,753	1,065
Service Class	501,132	9,029,931	311,549
Institutional Class	2,644	2,184,453	3,665
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.91	$14.27	$11.63
Service Class	$10.93	$14.31	$11.56
Institutional Class	$10.91	$8.53	$11.62
(a) Cost of investments, affiliated	$5,144,532	$146,358,179	$3,329,485
(b) Cost of investments, unaffiliated	$473,547	$14,323,078	$373,062
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$92,544,992	$2,140,584	$38,473,770
Investments at fair value, unaffiliated(b)	11,200,941	277,975	5,271,288
Subscriptions receivable	160,197	5,445	139,940
Receivable for investments sold	900,121	-	680,350
Total Assets	104,806,251	2,424,004	44,565,348
LIABILITIES:
Payable for distribution fees	6,504	168	2,668
Payable for investments purchased	41,716	5,445	6,026
Payable for shareholder services fees	26,523	621	11,202
Payable to investment adviser	9,523	206	4,022
Redemptions payable	1,018,602	-	814,264
Total Liabilities	1,102,868	6,440	838,182
NET ASSETS	$103,703,383	$2,417,564	$43,727,166
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$731,772	$20,618	$305,251
Paid-in capital in excess of par	93,322,003	2,348,830	39,981,908
Net unrealized appreciation (depreciation)	5,309,554	(23,259)	2,054,695
Overdistributed (undistributed) net investment income	(8,911)	(229)	250
Accumulated net realized gain	4,348,965	71,604	1,385,062
NET ASSETS	$103,703,383	$2,417,564	$43,727,166
NET ASSETS BY CLASS
Investor Class	$10,413,454	$28,443	$5,405,237
Service Class	$82,091,583	$2,314,127	$33,444,931
Institutional Class	$11,198,346	$74,994	$4,876,998
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	35,000,000	35,000,000
Service Class	35,000,000	35,000,000	35,000,000
Institutional Class	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	674,887	2,438	349,186
Service Class	5,321,612	197,314	2,159,581
Institutional Class	1,321,218	6,425	543,744
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$15.43	$11.67	$15.48
Service Class	$15.43	$11.73	$15.49
Institutional Class	$8.48	$11.67	$8.97
(a) Cost of investments, affiliated	$88,164,800	$2,160,293	$36,752,767
(b) Cost of investments, unaffiliated	$10,271,579	$281,525	$4,937,596
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2015 Fund	Great-West Lifetime Conservative 2020 Fund	Great-West Lifetime Conservative 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$83,478	$2,736	$99,394
Dividends, affiliated	970,728	45,879	1,875,556
Dividends, unaffiliated	91,450	3,874	180,455
Total Income	1,145,656	52,489	2,155,405
EXPENSES:
Management fees	59,234	2,433	116,456
Shareholder services fees – Investor Class	9,062	36	37,800
Shareholder services fees – Service Class	157,617	6,917	281,862
Distribution fees – Service Class	44,766	1,965	80,074
Total Expenses	270,679	11,351	516,192
Less management fees waived	19,877	661	24,882
Net Expenses	250,802	10,690	491,310
NET INVESTMENT INCOME	894,854	41,799	1,664,095
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	365,135	15,961	800,083
Net realized gain on investments, unaffiliated	517,247	9,241	1,534,964
Net Realized Gain	882,382	25,202	2,335,047
Net change in unrealized depreciation on investments, affiliated	(1,330,566)	(66,008)	(2,483,168)
Net change in unrealized depreciation on investments, unaffiliated	(726,745)	(20,611)	(1,919,061)
Net Change in Unrealized Depreciation	(2,057,311)	(86,619)	(4,402,229)
Net Realized and Unrealized Loss	(1,174,929)	(61,417)	(2,067,182)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(280,075)	$(19,618)	$(403,087)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2030 Fund	Great-West Lifetime Conservative 2035 Fund	Great-West Lifetime Conservative 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,762	$36,988	$317
Dividends, affiliated	51,686	1,453,812	27,640
Dividends, unaffiliated	4,444	160,008	2,046
Total Income	57,892	1,650,808	30,003
EXPENSES:
Management fees	2,965	102,806	1,746
Shareholder services fees – Investor Class	23	33,763	26
Shareholder services fees – Service Class	8,585	237,714	5,006
Distribution fees – Service Class	2,438	67,541	1,421
Total Expenses	14,011	441,824	8,199
Less management fees waived	470	11,474	137
Net Expenses	13,541	430,350	8,062
NET INVESTMENT INCOME	44,351	1,220,458	21,941
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	28,966	853,861	26,422
Net realized gain on investments, unaffiliated	17,712	1,955,702	15,627
Net Realized Gain	46,678	2,809,563	42,049
Net change in unrealized depreciation on investments, affiliated	(75,500)	(1,834,940)	(47,719)
Net change in unrealized depreciation on investments, unaffiliated	(29,120)	(2,234,436)	(22,982)
Net Change in Unrealized Depreciation	(104,620)	(4,069,376)	(70,701)
Net Realized and Unrealized Loss	(57,942)	(1,259,813)	(28,652)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(13,591)	$(39,355)	$(6,711)
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 29, 2018 (Unaudited)
	Great-West Lifetime Conservative 2045 Fund	Great-West Lifetime Conservative 2050 Fund	Great-West Lifetime Conservative 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$4,581	$40	$917
Dividends, affiliated	731,236	14,652	274,270
Dividends, unaffiliated	60,131	963	22,419
Total Income	795,948	15,655	297,606
EXPENSES:
Management fees	64,325	1,028	26,215
Shareholder services fees – Investor Class	18,216	37	9,207
Shareholder services fees – Service Class	151,436	2,886	60,027
Distribution fees – Service Class	43,022	819	17,055
Total Expenses	276,999	4,770	112,504
Less amount waived by distributor - Service Class	-	5	-
Less management fees waived	3,916	60	1,647
Net Expenses	273,083	4,705	110,857
NET INVESTMENT INCOME	522,865	10,950	186,749
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	802,962	6,097	348,498
Net realized gain on investments, unaffiliated	1,765,433	8,257	854,662
Net Realized Gain	2,568,395	14,354	1,203,160
Net change in unrealized depreciation on investments, affiliated	(943,000)	(21,111)	(437,446)
Net change in unrealized depreciation on investments, unaffiliated	(1,870,835)	(14,109)	(915,884)
Net Change in Unrealized Depreciation	(2,813,835)	(35,220)	(1,353,330)
Net Realized and Unrealized Loss	(245,440)	(20,866)	(150,170)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$277,425	$(9,916)	$36,579
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2015 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$894,854	$2,261,873
Net realized gain	882,382	2,069,166
Net change in unrealized appreciation (depreciation)	(2,057,311)	4,741,760
Net Increase (Decrease) in Net Assets Resulting from Operations	(280,075)	9,072,799
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(50,896)	(116,481)
Service Class	(751,723)	(1,948,262)
Institutional Class	(96,183)	(90,723)
From net investment income	(898,802)	(2,155,466)
From net realized gains
Investor Class	-	(86,442)
Service Class	-	(1,564,974)
Institutional Class	-	(58,415)
From net realized gains	0	(1,709,831)
Total Distributions	(898,802)	(3,865,297)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	841,820	1,163,569
Service Class	6,611,560	21,774,782
Institutional Class	3,722,024	1,871,605
Shares issued in reinvestment of distributions
Investor Class	50,896	202,923
Service Class	751,723	3,513,236
Institutional Class	96,183	149,138
Shares redeemed
Investor Class	(1,187,498)	(3,478,568)
Service Class	(25,960,188)	(37,681,214)
Institutional Class	(1,021,102)	(423,373)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(16,094,582)	(12,907,902)
Total Decrease in Net Assets	(17,273,459)	(7,700,400)
NET ASSETS:
Beginning of Period	108,457,620	116,158,020
End of Period(a)	$91,184,161	$108,457,620
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2015 Fund	2018 (Unaudited)	2017
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	68,472	95,038
Service Class	536,152	1,780,710
Institutional Class	381,354	192,600
Shares issued in reinvestment of distributions
Investor Class	4,200	16,560
Service Class	61,667	285,356
Institutional Class	10,082	15,354
Shares redeemed
Investor Class	(95,834)	(284,550)
Service Class	(2,102,186)	(3,078,163)
Institutional Class	(106,113)	(43,515)
Net Decrease	(1,242,206)	(1,020,610)
(a) Including undistributed net investment income:	$456,543	$460,491
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2020 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$41,799	$61,388
Net realized gain	25,202	83,983
Net change in unrealized appreciation (depreciation)	(86,619)	43,212
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,618)	188,583
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(83)	(409)
Service Class	(41,079)	(79,382)
Institutional Class	(892)	(1,801)
From net investment income	(42,054)	(81,592)
From net realized gains
Investor Class	-	(74)
Service Class	-	(16,107)
Institutional Class	-	(235)
From net realized gains	0	(16,416)
Total Distributions	(42,054)	(98,008)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,884	6,998
Service Class	1,955,173	3,117,588
Institutional Class	1,653	68,162
Shares issued in reinvestment of distributions
Investor Class	83	483
Service Class	41,079	95,489
Institutional Class	892	2,036
Shares redeemed
Investor Class	(16,649)	(74)
Service Class	(762,516)	(619,016)
Institutional Class	(114)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,229,485	2,671,666
Total Increase in Net Assets	1,167,813	2,762,241
NET ASSETS:
Beginning of Period	3,468,809	706,568
End of Period(a)	$4,636,622	$3,468,809
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	913	620
Service Class	181,062	294,374
Institutional Class	175	6,265
Shares issued in reinvestment of distributions
Investor Class	8	45
Service Class	3,868	8,893
Institutional Class	84	189
Shares redeemed
Investor Class	(1,544)	(7)
Service Class	(70,908)	(57,993)
Institutional Class	(11)	-
Net Increase	113,647	252,386
(a) Including overdistributed net investment income:	$(255)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2025 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,664,095	$4,563,784
Net realized gain	2,335,047	5,701,986
Net change in unrealized appreciation (depreciation)	(4,402,229)	12,090,573
Net Increase (Decrease) in Net Assets Resulting from Operations	(403,087)	22,356,343
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(183,486)	(470,785)
Service Class	(1,282,769)	(3,541,604)
Institutional Class	(208,189)	(368,391)
From net investment income	(1,674,444)	(4,380,780)
From net realized gains
Investor Class	-	(514,521)
Service Class	-	(4,211,777)
Institutional Class	-	(311,139)
From net realized gains	0	(5,037,437)
Total Distributions	(1,674,444)	(9,418,217)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,780,660	5,484,758
Service Class	14,115,237	47,549,821
Institutional Class	5,096,949	5,749,667
Shares issued in reinvestment of distributions
Investor Class	183,486	985,306
Service Class	1,282,769	7,753,381
Institutional Class	208,189	679,530
Shares redeemed
Investor Class	(6,577,526)	(9,016,063)
Service Class	(43,064,358)	(80,625,287)
Institutional Class	(2,674,939)	(1,302,091)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(28,649,533)	(22,740,978)
Total Decrease in Net Assets	(30,727,064)	(9,802,852)
NET ASSETS:
Beginning of Period	215,217,559	225,020,411
End of Period(a)	$184,490,495	$215,217,559
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	209,995	418,758
Service Class	1,066,719	3,641,705
Institutional Class	547,268	615,885
Shares issued in reinvestment of distributions
Investor Class	14,093	74,952
Service Class	98,372	589,447
Institutional Class	22,903	73,148
Shares redeemed
Investor Class	(495,399)	(691,969)
Service Class	(3,247,462)	(6,170,414)
Institutional Class	(288,600)	(138,754)
Net Decrease	(2,072,111)	(1,587,242)
(a) Including undistributed net investment income:	$130,398	$140,747
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2030 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$44,351	$91,256
Net realized gain	46,678	285,466
Net change in unrealized appreciation (depreciation)	(104,620)	35,154
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,591)	411,876
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(119)	(414)
Service Class	(44,349)	(137,397)
Institutional Class	(283)	(642)
From net investment income	(44,751)	(138,453)
From net realized gains
Investor Class	-	(112)
Service Class	-	(40,920)
Institutional Class	-	(157)
From net realized gains	0	(41,189)
Total Distributions	(44,751)	(179,642)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,581	784
Service Class	2,485,660	5,906,874
Institutional Class	11,271	7,522
Shares issued in reinvestment of distributions
Investor Class	119	526
Service Class	44,349	178,317
Institutional Class	283	799
Shares redeemed
Investor Class	(21)	(6)
Service Class	(1,819,349)	(3,008,097)
Institutional Class	(1,667)	(346)
Net Increase in Net Assets Resulting from Capital Share Transactions	722,226	3,086,373
Total Increase in Net Assets	663,884	3,318,607
NET ASSETS:
Beginning of Period	4,857,535	1,538,928
End of Period(a)	$5,521,419	$4,857,535
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	143	71
Service Class	224,005	546,039
Institutional Class	1,022	681
Shares issued in reinvestment of distributions
Investor Class	11	48
Service Class	4,069	16,222
Institutional Class	26	73
Shares redeemed
Investor Class	(2)	(1)
Service Class	(163,815)	(273,714)
Institutional Class	(151)	(31)
Net Increase	65,308	289,388
(a) Including overdistributed net investment income:	$(400)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2035 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$1,220,458	$3,744,672
Net realized gain	2,809,563	7,705,578
Net change in unrealized appreciation (depreciation)	(4,069,376)	13,654,233
Net Increase (Decrease) in Net Assets Resulting from Operations	(39,355)	25,104,483
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(123,918)	(390,142)
Service Class	(832,762)	(2,670,026)
Institutional Class	(275,477)	(560,288)
From net investment income	(1,232,157)	(3,620,456)
From net realized gains
Investor Class	-	(701,148)
Service Class	-	(5,360,766)
Institutional Class	-	(737,967)
From net realized gains	0	(6,799,881)
Total Distributions	(1,232,157)	(10,420,337)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,913,136	4,935,350
Service Class	14,743,530	37,649,085
Institutional Class	5,876,323	10,849,975
Shares issued in reinvestment of distributions
Investor Class	123,918	1,091,290
Service Class	832,762	8,030,792
Institutional Class	275,477	1,298,255
Shares redeemed
Investor Class	(5,438,824)	(8,414,214)
Service Class	(32,407,992)	(71,212,902)
Institutional Class	(2,004,549)	(1,391,637)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(15,086,219)	(17,164,006)
Total Decrease in Net Assets	(16,357,731)	(2,479,860)
NET ASSETS:
Beginning of Period	182,380,743	184,860,603
End of Period(a)	$166,023,012	$182,380,743
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	201,995	347,618
Service Class	1,016,246	2,665,526
Institutional Class	668,999	1,235,948
Shares issued in reinvestment of distributions
Investor Class	8,721	76,288
Service Class	58,439	560,689
Institutional Class	32,447	149,232
Shares redeemed
Investor Class	(373,477)	(598,233)
Service Class	(2,233,321)	(5,020,130)
Institutional Class	(231,163)	(158,084)
Net Decrease	(851,114)	(741,146)
(a) Including undistributed net investment income:	$32,496	$44,195
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2040 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$21,941	$42,053
Net realized gain	42,049	116,358
Net change in unrealized appreciation (depreciation)	(70,701)	31,890
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,711)	190,301
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(67)	(415)
Service Class	(21,873)	(69,476)
Institutional Class	(327)	(579)
From net investment income	(22,267)	(70,470)
From net realized gains
Investor Class	-	(131)
Service Class	-	(18,069)
Institutional Class	-	(151)
From net realized gains	0	(18,351)
Total Distributions	(22,267)	(88,821)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	960	3,073
Service Class	1,819,922	2,635,586
Institutional Class	23,840	5,994
Shares issued in reinvestment of distributions
Investor Class	67	546
Service Class	21,873	87,545
Institutional Class	327	730
Shares redeemed
Investor Class	(3,370)	(6,861)
Service Class	(785,222)	(654,047)
Institutional Class	(151)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	1,078,246	2,072,566
Total Increase in Net Assets	1,049,268	2,174,046
NET ASSETS:
Beginning of Period	2,605,937	431,891
End of Period(a)	$3,655,205	$2,605,937
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	82	272
Service Class	155,457	233,210
Institutional Class	2,049	518
Shares issued in reinvestment of distributions
Investor Class	6	47
Service Class	1,904	7,552
Institutional Class	28	63
Shares redeemed
Investor Class	(284)	(627)
Service Class	(67,100)	(58,426)
Institutional Class	(13)	-
Net Increase	92,129	182,609
(a) Including overdistributed net investment income:	$(326)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2045 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$522,865	$2,164,436
Net realized gain	2,568,395	5,951,797
Net change in unrealized appreciation (depreciation)	(2,813,835)	10,550,113
Net Increase in Net Assets Resulting from Operations	277,425	18,666,346
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(49,292)	(193,943)
Service Class	(346,836)	(1,545,936)
Institutional Class	(135,648)	(388,530)
From net investment income	(531,776)	(2,128,409)
From net realized gains
Investor Class	-	(423,856)
Service Class	-	(3,811,951)
Institutional Class	-	(606,922)
From net realized gains	0	(4,842,729)
Total Distributions	(531,776)	(6,971,138)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,566,249	2,826,796
Service Class	10,352,508	28,437,625
Institutional Class	2,997,594	7,717,678
Shares issued in reinvestment of distributions
Investor Class	49,292	617,799
Service Class	346,836	5,357,887
Institutional Class	135,648	995,452
Shares redeemed
Investor Class	(2,129,581)	(4,547,317)
Service Class	(20,987,321)	(46,806,071)
Institutional Class	(1,720,062)	(711,136)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,388,837)	(6,111,287)
Total Increase (Decrease) in Net Assets	(9,643,188)	5,583,921
NET ASSETS:
Beginning of Period	113,346,571	107,762,650
End of Period(a)	$103,703,383	$113,346,571
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	100,315	188,567
Service Class	662,402	1,905,088
Institutional Class	342,938	894,173
Shares issued in reinvestment of distributions
Investor Class	3,215	40,325
Service Class	22,625	350,210
Institutional Class	16,110	115,854
Shares redeemed
Investor Class	(134,295)	(303,869)
Service Class	(1,340,841)	(3,120,334)
Institutional Class	(198,664)	(80,586)
Net Decrease	(526,195)	(10,572)
(a) Including overdistributed net investment income:	$(8,911)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2050 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$10,950	$23,125
Net realized gain	14,354	81,046
Net change in unrealized appreciation (depreciation)	(35,220)	15,264
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,916)	119,435
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(138)	(612)
Service Class	(10,575)	(36,565)
Institutional Class	(466)	(986)
From net investment income	(11,179)	(38,163)
From net realized gains
Investor Class	-	(187)
Service Class	-	(12,408)
Institutional Class	-	(280)
From net realized gains	0	(12,875)
Total Distributions	(11,179)	(51,038)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	10,574	4,362
Service Class	1,283,101	1,443,023
Institutional Class	45,109	16,704
Shares issued in reinvestment of distributions
Investor Class	138	799
Service Class	10,575	48,973
Institutional Class	466	1,266
Shares redeemed
Investor Class	(306)	(14)
Service Class	(288,827)	(386,575)
Institutional Class	(37)	(5)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,060,793	1,128,533
Total Increase in Net Assets	1,039,698	1,196,930
NET ASSETS:
Beginning of Period	1,377,866	180,936
End of Period(a)	$2,417,564	$1,377,866
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	891	385
Service Class	107,825	126,739
Institutional Class	3,810	1,435
Shares issued in reinvestment of distributions
Investor Class	12	69
Service Class	908	4,178
Institutional Class	40	108
Shares redeemed
Investor Class	(25)	(1)
Service Class	(24,329)	(33,383)
Institutional Class	(3)	-
Net Increase	89,129	99,530
(a) Including overdistributed net investment income:	$(229)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 29, 2018 and fiscal year ended December 31, 2017
Great-West Lifetime Conservative 2055 Fund	2018 (Unaudited)	2017
OPERATIONS:
Net investment income	$186,749	$812,979
Net realized gain	1,203,160	2,323,627
Net change in unrealized appreciation (depreciation)	(1,353,330)	4,170,610
Net Increase in Net Assets Resulting from Operations	36,579	7,307,216
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(21,925)	(93,905)
Service Class	(119,096)	(585,517)
Institutional Class	(49,603)	(119,714)
From net investment income	(190,624)	(799,136)
From net realized gains
Investor Class	-	(178,629)
Service Class	-	(1,265,033)
Institutional Class	-	(160,847)
From net realized gains	0	(1,604,509)
Total Distributions	(190,624)	(2,403,645)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	934,493	1,638,849
Service Class	7,887,611	16,970,151
Institutional Class	1,851,043	2,796,064
Shares issued in reinvestment of distributions
Investor Class	21,925	272,534
Service Class	119,096	1,850,550
Institutional Class	49,603	280,561
Shares redeemed
Investor Class	(903,295)	(1,215,462)
Service Class	(10,144,119)	(19,803,820)
Institutional Class	(332,191)	(517,711)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(515,834)	2,271,716
Total Increase (Decrease) in Net Assets	(669,879)	7,175,287
NET ASSETS:
Beginning of Period	44,397,045	37,221,758
End of Period(a)	$43,727,166	$44,397,045
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	59,463	109,291
Service Class	503,198	1,139,853
Institutional Class	200,561	308,201
Shares issued in reinvestment of distributions
Investor Class	1,426	17,738
Service Class	7,744	120,596
Institutional Class	5,567	31,002
Shares redeemed
Investor Class	(56,457)	(81,843)
Service Class	(647,333)	(1,320,023)
Institutional Class	(36,319)	(56,960)
Net Increase	37,850	267,855
(a) Including undistributed net investment income:	$250	$4,125
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$12.30	0.12	(0.15)	(0.03)	(0.12)	-	(0.12)	$12.15	(0.30%) (d)
12/31/2017	$11.77	0.24	0.74	0.98	(0.26)	(0.19)	(0.45)	$12.30	8.38%
12/31/2016	$11.40	0.22	0.53	0.75	(0.19)	(0.19)	(0.38)	$11.77	6.62%
12/31/2015	$12.37	0.20	(0.36)	(0.16)	(0.25)	(0.56)	(0.81)	$11.40	(1.31%)
12/31/2014	$12.51	0.26	0.44	0.70	(0.34)	(0.50)	(0.84)	$12.37	5.57%
12/31/2013	$12.64	0.25	0.52	0.77	(0.35)	(0.55)	(0.90)	$12.51	6.29%
Service Class
06/29/2018(Unaudited)	$12.36	0.11	(0.15)	(0.04)	(0.11)	-	(0.11)	$12.21	(0.29%) (d)
12/31/2017	$11.82	0.24	0.73	0.97	(0.24)	(0.19)	(0.43)	$12.36	8.26%
12/31/2016	$11.45	0.21	0.52	0.73	(0.17)	(0.19)	(0.36)	$11.82	6.46%
12/31/2015	$12.41	0.22	(0.38)	(0.16)	(0.24)	(0.56)	(0.80)	$11.45	(1.30%)
12/31/2014	$12.55	0.31	0.38	0.69	(0.33)	(0.50)	(0.83)	$12.41	5.47%
12/31/2013	$12.68	0.28	0.48	0.76	(0.34)	(0.55)	(0.89)	$12.55	6.14%
Institutional Class
06/29/2018(Unaudited)	$ 9.71	0.18	(0.19)	(0.01)	(0.15)	-	(0.15)	$ 9.55	(0.14%) (d)
12/31/2017	$ 9.39	0.28	0.53	0.81	(0.30)	(0.19)	(0.49)	$ 9.71	8.77%
12/31/2016	$ 9.19	0.29	0.34	0.63	(0.24)	(0.19)	(0.43)	$ 9.39	6.96%
12/31/2015 (e)	$10.00	0.58	(0.87)	(0.29)	(0.31)	(0.21)	(0.52)	$ 9.19	(2.92%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 5,104	0.47% (h)	0.43% (h)	1.95% (h)	28% (d)
12/31/2017	$ 5,455	0.47%	0.43%	1.94%	17%
12/31/2016	$ 7,253	0.47%	0.44%	1.92%	21%
12/31/2015	$ 8,435	0.32%	0.30%	1.61%	40% (i)
12/31/2014	$ 20,471	0.12%	0.12%	2.05%	27%
12/31/2013	$ 38,625	0.12%	0.12%	1.94%	50%
Service Class
06/29/2018 (Unaudited)	$ 80,193	0.57% (h)	0.53% (h)	1.73% (h)	28% (d)
12/31/2017	$ 99,791	0.57%	0.53%	1.99%	17%
12/31/2016	$107,343	0.57%	0.54%	1.81%	21%
12/31/2015	$135,439	0.45%	0.43%	1.76%	40% (i)
12/31/2014	$168,420	0.22%	0.22%	2.37%	27%
12/31/2013	$168,444	0.22%	0.22%	2.15%	50%
Institutional Class
06/29/2018 (Unaudited)	$ 5,887	0.12% (h)	0.08% (h)	3.69% (h)	28% (d)
12/31/2017	$ 3,212	0.12%	0.08%	2.84%	17%
12/31/2016	$ 1,562	0.12%	0.09%	3.04%	21%
12/31/2015 (e)	$ 569	0.12% (h)	0.09% (h)	8.94% (h)	40% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$10.82	0.06	(0.09)	(0.03)	(0.08)	-	(0.08)	$10.71	(0.28%) (d)
12/31/2017	$10.21	0.28	0.68	0.96	(0.29)	(0.06)	(0.35)	$10.82	9.46%
12/31/2016 (e)	$10.00	0.19	0.19	0.38	(0.17)	(0.00) (f)	(0.17)	$10.21	3.89% (d)
Service Class
06/29/2018(Unaudited)	$10.78	0.11	(0.14)	(0.03)	(0.10)	-	(0.10)	$10.65	(0.30%) (d)
12/31/2017	$10.17	0.29	0.66	0.95	(0.28)	(0.06)	(0.34)	$10.78	9.38%
12/31/2016 (e)	$10.00	0.41	(0.05)	0.36	(0.19)	(0.00) (f)	(0.19)	$10.17	3.67% (d)
Institutional Class
06/29/2018(Unaudited)	$10.79	0.12	(0.13)	(0.01)	(0.12)	-	(0.12)	$10.66	(0.12%) (d)
12/31/2017	$10.19	0.47	0.53	1.00	(0.34)	(0.06)	(0.40)	$10.79	9.85%
12/31/2016 (e)	$10.00	0.22	0.17	0.39	(0.20)	(0.00) (f)	(0.20)	$10.19	3.99% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 11	0.47% (i)	0.44% (i)	1.18% (i)	29% (d)
12/31/2017	$ 18	0.47%	0.44%	2.60%	30%
12/31/2016 (e)	$ 10	0.47% (i)	0.45% (i)	2.82% (i)	46% (d)
Service Class
06/29/2018 (Unaudited)	$4,543	0.57% (i)	0.54% (i)	2.06% (i)	29% (d)
12/31/2017	$3,370	0.57%	0.54%	2.67%	30%
12/31/2016 (e)	$ 686	0.57% (i)	0.53% (i)	5.92% (i)	46% (d)
Institutional Class
06/29/2018 (Unaudited)	$ 82	0.12% (i)	0.09% (i)	2.31% (i)	29% (d)
12/31/2017	$ 81	0.12%	0.09%	4.32%	30%
12/31/2016 (e)	$ 10	0.12% (i)	0.09% (i)	3.17% (i)	46% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$13.20	0.12	(0.15)	(0.03)	(0.12)	-	(0.12)	$13.05	(0.24%) (d)
12/31/2017	$12.46	0.27	1.04	1.31	(0.27)	(0.30)	(0.57)	$13.20	10.66%
12/31/2016	$12.23	0.26	0.63	0.89	(0.25)	(0.41)	(0.66)	$12.46	7.33%
12/31/2015	$13.43	0.25	(0.44)	(0.19)	(0.28)	(0.73)	(1.01)	$12.23	(1.40%)
12/31/2014	$13.69	0.30	0.49	0.79	(0.35)	(0.70)	(1.05)	$13.43	5.79%
12/31/2013	$13.29	0.28	1.08	1.36	(0.38)	(0.58)	(0.96)	$13.69	10.48%
Service Class
06/29/2018(Unaudited)	$13.22	0.11	(0.15)	(0.04)	(0.11)	-	(0.11)	$13.07	(0.29%) (d)
12/31/2017	$12.47	0.26	1.04	1.30	(0.25)	(0.30)	(0.55)	$13.22	10.57%
12/31/2016	$12.23	0.24	0.64	0.88	(0.23)	(0.41)	(0.64)	$12.47	7.24%
12/31/2015	$13.43	0.25	(0.46)	(0.21)	(0.26)	(0.73)	(0.99)	$12.23	(1.56%)
12/31/2014	$13.69	0.33	0.45	0.78	(0.34)	(0.70)	(1.04)	$13.43	5.67%
12/31/2013	$13.28	0.32	1.04	1.36	(0.37)	(0.58)	(0.95)	$13.69	10.37%
Institutional Class
06/29/2018(Unaudited)	$ 9.26	0.11	(0.12)	(0.01)	(0.14)	-	(0.14)	$ 9.11	(0.06%) (d)
12/31/2017	$ 8.94	0.27	0.70	0.97	(0.35)	(0.30)	(0.65)	$ 9.26	11.04%
12/31/2016	$ 8.99	0.25	0.43	0.68	(0.32)	(0.41)	(0.73)	$ 8.94	7.67%
12/31/2015 (e)	$10.00	0.56	(0.89)	(0.33)	(0.34)	(0.34)	(0.68)	$ 8.99	(3.39%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 20,496	0.47% (h)	0.44% (h)	1.80% (h)	20% (d)
12/31/2017	$ 24,318	0.47%	0.45%	2.10%	21%
12/31/2016	$ 25,422	0.47%	0.45%	2.05%	24%
12/31/2015	$ 26,795	0.33%	0.33%	1.86%	36% (i)
12/31/2014	$ 38,263	0.12%	0.12%	2.17%	29%
12/31/2013	$ 54,464	0.12%	0.12%	2.00%	42%
Service Class
06/29/2018 (Unaudited)	$150,625	0.57% (h)	0.54% (h)	1.66% (h)	20% (d)
12/31/2017	$179,914	0.57%	0.55%	2.02%	21%
12/31/2016	$193,914	0.57%	0.55%	1.92%	24%
12/31/2015	$223,467	0.45%	0.44%	1.88%	36% (i)
12/31/2014	$253,958	0.22%	0.22%	2.36%	29%
12/31/2013	$233,233	0.22%	0.22%	2.30%	42%
Institutional Class
06/29/2018 (Unaudited)	$ 13,369	0.12% (h)	0.09% (h)	2.32% (h)	20% (d)
12/31/2017	$ 10,986	0.12%	0.10%	2.89%	21%
12/31/2016	$ 5,684	0.12%	0.10%	2.78%	24%
12/31/2015 (e)	$ 3,368	0.12% (h)	0.10% (h)	8.79% (h)	36% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.04	0.10	(0.14)	(0.04)	(0.09)	-	(0.09)	$10.91	(0.15%) (d)
12/31/2017	$10.26	0.24	1.02	1.26	(0.38)	(0.10)	(0.48)	$11.04	12.43%
12/31/2016 (e)	$10.00	0.20	0.27	0.47	(0.20)	(0.01)	(0.21)	$10.26	4.72% (d)
Service Class
06/29/2018(Unaudited)	$11.05	0.10	(0.13)	(0.03)	(0.09)	-	(0.09)	$10.93	(0.28%) (d)
12/31/2017	$10.23	0.27	0.99	1.26	(0.34)	(0.10)	(0.44)	$11.05	12.41%
12/31/2016 (e)	$10.00	0.32	0.14	0.46	(0.22)	(0.01)	(0.23)	$10.23	4.58% (d)
Institutional Class
06/29/2018(Unaudited)	$11.04	0.13	(0.15)	(0.02)	(0.11)	-	(0.11)	$10.91	(0.08%) (d)
12/31/2017	$10.25	0.32	0.99	1.31	(0.42)	(0.10)	(0.52)	$11.04	12.92%
12/31/2016 (e)	$10.00	0.23	0.26	0.49	(0.23)	(0.01)	(0.24)	$10.25	4.92% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 14	0.47% (h)	0.45% (h)	1.80% (h)	34% (d)
12/31/2017	$ 13	0.47%	0.46%	2.24%	82%
12/31/2016 (e)	$ 10	0.47% (h)	0.47% (h)	2.95% (h)	193% (d)
Service Class
06/29/2018 (Unaudited)	$5,478	0.57% (h)	0.55% (h)	1.79% (h)	34% (d)
12/31/2017	$4,826	0.57%	0.55%	2.44%	82%
12/31/2016 (e)	$1,518	0.57% (h)	0.55% (h)	4.52% (h)	193% (d)
Institutional Class
06/29/2018 (Unaudited)	$ 29	0.12% (h)	0.10% (h)	2.39% (h)	34% (d)
12/31/2017	$ 19	0.12%	0.11%	2.92%	82%
12/31/2016 (e)	$ 10	0.12% (h)	0.12% (h)	3.26% (h)	193% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$14.38	0.11	(0.12)	(0.01)	(0.10)	-	(0.10)	$14.27	(0.08%) (d)
12/31/2017	$13.28	0.29	1.61	1.90	(0.28)	(0.52)	(0.80)	$14.38	14.43%
12/31/2016	$13.22	0.27	0.82	1.09	(0.26)	(0.77)	(1.03)	$13.28	8.37%
12/31/2015	$14.87	0.28	(0.53)	(0.25)	(0.30)	(1.10)	(1.40)	$13.22	(1.66%)
12/31/2014	$15.25	0.30	0.62	0.92	(0.35)	(0.95)	(1.30)	$14.87	6.03%
12/31/2013	$14.06	0.28	2.04	2.32	(0.42)	(0.71)	(1.13)	$15.25	16.73%
Service Class
06/29/2018(Unaudited)	$14.42	0.10	(0.12)	(0.02)	(0.09)	-	(0.09)	$14.31	(0.12%) (d)
12/31/2017	$13.30	0.27	1.63	1.90	(0.26)	(0.52)	(0.78)	$14.42	14.36%
12/31/2016	$13.23	0.24	0.84	1.08	(0.24)	(0.77)	(1.01)	$13.30	8.25%
12/31/2015	$14.86	0.26	(0.51)	(0.25)	(0.28)	(1.10)	(1.38)	$13.23	(1.72%)
12/31/2014	$15.25	0.34	0.56	0.90	(0.34)	(0.95)	(1.29)	$14.86	5.86%
12/31/2013	$14.05	0.35	1.97	2.32	(0.41)	(0.71)	(1.12)	$15.25	16.64%
Institutional Class
06/29/2018(Unaudited)	$ 8.65	0.09	(0.08)	0.01	(0.13)	-	(0.13)	$ 8.53	0.10% (d)
12/31/2017	$ 8.32	0.29	0.93	1.22	(0.37)	(0.52)	(0.89)	$ 8.65	14.88%
12/31/2016	$ 8.68	0.25	0.50	0.75	(0.34)	(0.77)	(1.11)	$ 8.32	8.78%
12/31/2015 (e)	$10.00	0.68	(1.09)	(0.41)	(0.36)	(0.55)	(0.91)	$ 8.68	(4.29%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 18,195	0.47% (h)	0.46% (h)	1.48% (h)	18% (d)
12/31/2017	$ 20,674	0.47%	0.46%	2.07%	26%
12/31/2016	$ 21,411	0.47%	0.46%	1.98%	25%
12/31/2015	$ 21,286	0.35%	0.34%	1.93%	37% (i)
12/31/2014	$ 23,411	0.12%	0.12%	1.90%	27%
12/31/2013	$ 37,599	0.12%	0.12%	1.87%	36%
Service Class
06/29/2018 (Unaudited)	$129,194	0.57% (h)	0.56% (h)	1.35% (h)	18% (d)
12/31/2017	$146,880	0.57%	0.56%	1.91%	26%
12/31/2016	$159,396	0.57%	0.56%	1.79%	25%
12/31/2015	$191,874	0.45%	0.45%	1.79%	37% (i)
12/31/2014	$212,538	0.22%	0.22%	2.18%	27%
12/31/2013	$182,005	0.22%	0.22%	2.30%	36%
Institutional Class
06/29/2018 (Unaudited)	$ 18,634	0.12% (h)	0.11% (h)	1.99% (h)	18% (d)
12/31/2017	$ 14,827	0.12%	0.11%	3.28%	26%
12/31/2016	$ 4,054	0.12%	0.11%	2.82%	25%
12/31/2015 (e)	$ 2,192	0.12% (h)	0.11% (h)	10.64% (h)	37% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.67	0.06	(0.04)	0.02	(0.06)	-	(0.06)	$11.63	0.12% (d)
12/31/2017	$10.41	0.23	1.48	1.71	(0.34)	(0.11)	(0.45)	$11.67	16.54%
12/31/2016 (e)	$10.00	0.23	0.36	0.59	(0.18)	(0.00) (f)	(0.18)	$10.41	6.01% (d)
Service Class
06/29/2018(Unaudited)	$11.63	0.09	(0.09)	0.00	(0.07)	-	(0.07)	$11.56	0.01% (d)
12/31/2017	$10.40	0.37	1.33	1.70	(0.36)	(0.11)	(0.47)	$11.63	16.41%
12/31/2016 (e)	$10.00	0.64	(0.04)	0.60	(0.20)	(0.00) (f)	(0.20)	$10.40	6.06% (d)
Institutional Class
06/29/2018(Unaudited)	$11.66	0.11	(0.06)	0.05	(0.09)	-	(0.09)	$11.62	0.26% (d)
12/31/2017	$10.42	0.32	1.43	1.75	(0.40)	(0.11)	(0.51)	$11.66	16.91%
12/31/2016 (e)	$10.00	0.22	0.40	0.62	(0.20)	(0.00) (f)	(0.20)	$10.42	6.34% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 12	0.47% (i)	0.47% (i)	1.00% (i)	25% (d)
12/31/2017	$ 15	0.47%	0.47%	2.07%	46%
12/31/2016 (e)	$ 16	0.47% (i)	0.47% (i)	3.31% (i)	6% (d)
Service Class
06/29/2018 (Unaudited)	$3,600	0.57% (i)	0.56% (i)	1.51% (i)	25% (d)
12/31/2017	$2,573	0.57%	0.56%	3.21%	46%
12/31/2016 (e)	$ 405	0.57% (i)	0.55% (i)	9.14% (i)	6% (d)
Institutional Class
06/29/2018 (Unaudited)	$ 43	0.12% (i)	0.11% (i)	1.95% (i)	25% (d)
12/31/2017	$ 19	0.12%	0.12%	2.86%	46%
12/31/2016 (e)	$ 11	0.12% (i)	0.12% (i)	3.19% (i)	6% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Amount was less than $0.01 per share.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$15.48	0.08	(0.06)	0.02	(0.07)	-	(0.07)	$15.43	(0.32%) (d)
12/31/2017	$13.90	0.30	2.21	2.51	(0.29)	(0.64)	(0.93)	$15.48	18.17%
12/31/2016	$13.90	0.23	1.02	1.25	(0.25)	(1.00)	(1.25)	$13.90	9.17%
12/31/2015	$15.73	0.27	(0.56)	(0.29)	(0.30)	(1.24)	(1.54)	$13.90	(1.86%)
12/31/2014	$16.11	0.28	0.65	0.93	(0.34)	(0.97)	(1.31)	$15.73	5.72%
12/31/2013	$14.38	0.29	2.58	2.87	(0.43)	(0.71)	(1.14)	$16.11	20.13%
Service Class
06/29/2018(Unaudited)	$15.47	0.07	(0.05)	0.02	(0.06)	-	(0.06)	$15.43	(0.26%) (d)
12/31/2017	$13.89	0.27	2.21	2.48	(0.26)	(0.64)	(0.90)	$15.47	18.00%
12/31/2016	$13.89	0.23	1.01	1.24	(0.24)	(1.00)	(1.24)	$13.89	9.09%
12/31/2015	$15.71	0.26	(0.57)	(0.31)	(0.27)	(1.24)	(1.51)	$13.89	(1.96%)
12/31/2014	$16.09	0.33	0.59	0.92	(0.33)	(0.97)	(1.30)	$15.71	5.64%
12/31/2013	$14.37	0.36	2.48	2.84	(0.41)	(0.71)	(1.12)	$16.09	19.97%
Institutional Class
06/29/2018(Unaudited)	$ 8.55	0.06	(0.03)	0.03	(0.10)	-	(0.10)	$ 8.48	(0.82%) (d)
12/31/2017	$ 8.10	0.29	1.18	1.47	(0.38)	(0.64)	(1.02)	$ 8.55	18.50%
12/31/2016	$ 8.64	0.25	0.55	0.80	(0.34)	(1.00)	(1.34)	$ 8.10	9.55%
12/31/2015 (e)	$10.00	0.48	(0.96)	(0.48)	(0.35)	(0.53)	(0.88)	$ 8.64	(4.88%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 10,413	0.47% (h)	0.46% (h)	1.05% (h)	16% (d)
12/31/2017	$ 10,923	0.47%	0.46%	1.97%	28%
12/31/2016	$ 10,852	0.47%	0.47%	1.67%	28%
12/31/2015	$ 12,872	0.35%	0.34%	1.76%	33% (i)
12/31/2014	$ 14,443	0.12%	0.12%	1.72%	23%
12/31/2013	$ 21,328	0.12%	0.12%	1.85%	33%
Service Class
06/29/2018 (Unaudited)	$ 82,092	0.57% (h)	0.56% (h)	0.91% (h)	16% (d)
12/31/2017	$ 92,496	0.57%	0.56%	1.82%	28%
12/31/2016	$ 95,036	0.57%	0.57%	1.66%	28%
12/31/2015	$106,551	0.45%	0.45%	1.68%	33% (i)
12/31/2014	$108,839	0.22%	0.22%	2.02%	23%
12/31/2013	$ 88,655	0.22%	0.22%	2.27%	33%
Institutional Class
06/29/2018 (Unaudited)	$ 11,198	0.12% (h)	0.11% (h)	1.50% (h)	16% (d)
12/31/2017	$ 9,928	0.12%	0.11%	3.34%	28%
12/31/2016	$ 1,874	0.12%	0.12%	2.94%	28%
12/31/2015 (e)	$ 832	0.12% (h)	0.11% (h)	7.48% (h)	33% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$11.74	0.08	(0.09)	(0.01)	(0.06)	-	(0.06)	$11.67	(0.43%) (d)
12/31/2017	$10.34	0.26	1.69	1.95	(0.42)	(0.13)	(0.55)	$11.74	18.96%
12/31/2016 (e)	$10.00	0.20	0.46	0.66	(0.29)	(0.03)	(0.32)	$10.34	6.66% (d)
Service Class
06/29/2018(Unaudited)	$11.77	0.07	(0.06)	0.01	(0.05)	-	(0.05)	$11.73	(0.34%) (d)
12/31/2017	$10.33	0.36	1.58	1.94	(0.37)	(0.13)	(0.50)	$11.77	18.79%
12/31/2016 (e)	$10.00	0.23	0.42	0.65	(0.29)	(0.03)	(0.32)	$10.33	6.63% (d)
Institutional Class
06/29/2018(Unaudited)	$11.74	0.09	(0.09)	0.00	(0.07)	-	(0.07)	$11.67	(0.34%) (d)
12/31/2017	$10.33	0.39	1.60	1.99	(0.45)	(0.13)	(0.58)	$11.74	19.41%
12/31/2016 (e)	$10.00	0.21	0.47	0.68	(0.32)	(0.03)	(0.35)	$10.33	6.85% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 28	0.47% (h)	0.47% (h)	1.33% (h)	16% (d)
12/31/2017	$ 18	0.47%	0.46%	2.29%	48%
12/31/2016 (e)	$ 11	0.47% (h)	0.47% (h)	2.94% (h)	130% (d)
Service Class
06/29/2018 (Unaudited)	$2,314	0.57% (h)	0.56% (h)	1.27% (h)	16% (d)
12/31/2017	$1,329	0.57%	0.56%	3.11%	48%
12/31/2016 (e)	$ 159	0.57% (h)	0.55% (h)	3.28% (h)	130% (d)
Institutional Class
06/29/2018 (Unaudited)	$ 75	0.12% (h)	0.11% (h)	1.56% (h)	16% (d)
12/31/2017	$ 30	0.12%	0.12%	3.44%	48%
12/31/2016 (e)	$ 11	0.12% (h)	0.12% (h)	3.11% (h)	130% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME CONSERVATIVE 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/29/2018(Unaudited)	$15.53	0.07	(0.06)	0.01	(0.06)	-	(0.06)	$15.48	(0.32%) (d)
12/31/2017	$13.74	0.32	2.32	2.64	(0.29)	(0.56)	(0.85)	$15.53	19.32%
12/31/2016	$13.52	0.25	0.99	1.24	(0.26)	(0.76)	(1.02)	$13.74	9.33%
12/31/2015	$15.21	0.24	(0.57)	(0.33)	(0.27)	(1.09)	(1.36)	$13.52	(2.16%)
12/31/2014	$15.56	0.27	0.56	0.83	(0.31)	(0.87)	(1.18)	$15.21	5.26%
12/31/2013	$14.08	0.26	2.56	2.82	(0.42)	(0.92)	(1.34)	$15.56	20.36%
Service Class
06/29/2018(Unaudited)	$15.53	0.06	(0.05)	0.01	(0.05)	-	(0.05)	$15.49	(0.26%) (d)
12/31/2017	$13.73	0.28	2.34	2.62	(0.26)	(0.56)	(0.82)	$15.53	19.18%
12/31/2016	$13.50	0.22	1.01	1.23	(0.24)	(0.76)	(1.00)	$13.73	9.23%
12/31/2015	$15.18	0.25	(0.59)	(0.34)	(0.25)	(1.09)	(1.34)	$13.50	(2.23%)
12/31/2014	$15.55	0.32	0.48	0.80	(0.30)	(0.87)	(1.17)	$15.18	5.05%
12/31/2013	$14.07	0.35	2.47	2.82	(0.42)	(0.92)	(1.34)	$15.55	20.32%
Institutional Class
06/29/2018(Unaudited)	$ 9.04	0.06	(0.04)	0.02	(0.09)	-	(0.09)	$ 8.97	(0.77%) (d)
12/31/2017	$ 8.35	0.32	1.31	1.63	(0.38)	(0.56)	(0.94)	$ 9.04	19.71%
12/31/2016	$ 8.63	0.33	0.49	0.82	(0.34)	(0.76)	(1.10)	$ 8.35	9.74%
12/31/2015 (e)	$10.00	0.45	(0.97)	(0.52)	(0.33)	(0.52)	(0.85)	$ 8.63	(5.35%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/29/2018 (Unaudited)	$ 5,405	0.47% (h)	0.46% (h)	0.92% (h)	24% (d)
12/31/2017	$ 5,353	0.47%	0.46%	2.12%	33%
12/31/2016	$ 4,115	0.47%	0.47%	1.81%	40%
12/31/2015	$ 3,807	0.34%	0.33%	1.58%	38% (i)
12/31/2014	$ 4,587	0.12%	0.12%	1.73%	22%
12/31/2013	$ 5,780	0.12%	0.12%	1.69%	46%
Service Class
06/29/2018 (Unaudited)	$33,445	0.57% (h)	0.56% (h)	0.78% (h)	24% (d)
12/31/2017	$35,665	0.57%	0.56%	1.84%	33%
12/31/2016	$32,341	0.57%	0.57%	1.59%	40%
12/31/2015	$36,402	0.46%	0.45%	1.67%	38% (i)
12/31/2014	$33,984	0.22%	0.22%	2.05%	22%
12/31/2013	$22,801	0.22%	0.22%	2.26%	46%
Institutional Class
06/29/2018 (Unaudited)	$ 4,877	0.12% (h)	0.11% (h)	1.42% (h)	24% (d)
12/31/2017	$ 3,379	0.12%	0.11%	3.55%	33%
12/31/2016	$ 765	0.12%	0.12%	3.76%	40%
12/31/2015 (e)	$ 188	0.12% (h)	0.11% (h)	7.03% (h)	38% (i)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
(i)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 29, 2018

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Lifetime Conservative 2015 Fund, the Great-West Lifetime Conservative 2020 Fund, the Great-West Lifetime Conservative 2025 Fund, the Great-West Lifetime Conservative 2030 Fund, the Great-West Lifetime Conservative 2035 Fund, the Great-West Lifetime Conservative 2040 Fund, the Great-West Lifetime Conservative 2045 Fund, the Great-West Lifetime Conservative 2050 Fund and the Great-West Lifetime Conservative 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime Conservative 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Each of the Funds offer three share classes, referred to as Investor Class, Service Class and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 29, 2018

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 29, 2018, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the end of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 29, 2018 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Great-West Lifetime Conservative 2015 Fund	$92,632,189	$2,266,279	$(3,675,873)	$(1,409,594)
Great-West Lifetime Conservative 2020 Fund	4,698,108	45,044	(104,601)	(59,557)
Great-West Lifetime Conservative 2025 Fund	185,845,125	6,376,177	(7,655,166)	(1,278,989)
Great-West Lifetime Conservative 2030 Fund	5,641,167	42,632	(160,001)	(117,369)
Great-West Lifetime Conservative 2035 Fund	164,926,195	7,758,588	(6,594,733)	1,163,855
Great-West Lifetime Conservative 2040 Fund	3,708,950	40,152	(92,351)	(52,199)
Great-West Lifetime Conservative 2045 Fund	99,285,539	7,015,039	(2,554,645)	4,460,394
Great-West Lifetime Conservative 2050 Fund	2,444,746	33,675	(59,862)	(26,187)
Great-West Lifetime Conservative 2055 Fund	43,026,729	2,203,400	(1,485,071)	718,329

Semi-Annual Report - June 29, 2018

2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class and Service Class shareholders and account owners and receives from the Investor Class and Service Class shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class shares and for providing or arranging for the provision of services to Service Class shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $555,000 for the period ended June 29, 2018.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.
The following tables are a summary of the transactions for each underlying investment during the period ended June 29, 2018, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,351,960	$15,230,579	$ 1,105,723	$3,225,168	$(104,579)	$ (321,595)	$ 170,192	$12,789,539	14.03%
Great-West Core Bond Fund Institutional Class	660,451	7,490,682	543,865	1,538,600	(24,466)	(201,845)	97,137	6,294,102	6.90

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2015 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Inflation-Protected Securities Fund Institutional Class	1,476,107	$ -	$18,480,931	$3,726,928	$ (30,398)	$ (155,304)	$ 177,238	$14,598,699	16.01%
Great-West Loomis Sayles Bond Fund Institutional Class	574,868	6,430,855	435,284	1,406,023	(110,681)	(56,358)	121,092	5,403,758	5.93
Great-West Putnam High Yield Bond Institutional Class	515,252	5,757,545	405,883	1,211,875	(44,880)	(113,336)	133,194	4,838,217	5.31
Great-West Short Duration Bond Fund Institutional Class	452,302	5,229,830	349,911	1,143,441	(28,045)	(30,880)	57,940	4,405,420	4.83
Great-West Templeton Global Bond Fund Institutional Class	325,016	3,388,994	296,875	689,016	9,850	(113,962)	64,590	2,882,891	3.16
					(333,199)	(993,280)	821,383	51,212,626	56.17
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	19,456	270,390	24,857	58,556	12,991	(8,856)	-	227,835	0.25
Great-West Emerging Markets Equity Fund Institutional Class	95,773	-	1,166,930	215,462	(2,681)	(95,255)	2,917	856,213	0.94
Great-West International Growth Fund Institutional Class	131,058	785,742	759,202	202,207	24,633	(29,532)	-	1,313,205	1.44
Great-West International Index Fund Institutional Class	287,288	3,496,606	352,294	729,125	128,607	(192,308)	-	2,927,467	3.21
Great-West International Value Fund Institutional Class	146,462	1,918,717	192,992	358,585	70,277	(147,905)	-	1,605,219	1.76
Great-West Large Cap Growth Fund Institutional Class	216,771	2,995,622	265,961	895,329	86,463	167,796	4,685	2,534,050	2.78
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	37,528	377,335	32,785	92,529	2,581	1,399	744	318,990	0.35
Great-West Mid Cap Value Fund Institutional Class	91,536	1,076,694	87,934	249,322	10,628	(12,765)	5,099	902,541	0.99
Great-West Putnam Equity Income Fund Institutional Class	131,059	1,571,543	160,125	387,897	21,757	(21,385)	9,355	1,322,386	1.45
Great-West Real Estate Index Fund Institutional Class	87,435	942,764	118,002	297,424	(26,173)	21,826	12,729	785,168	0.86
Great-West S&P 500® Index Fund Institutional Class	456,797	6,125,335	663,708	1,465,529	265,184	(152,576)	67,830	5,170,938	5.67
Great-West S&P Mid Cap 400® Index Fund Institutional Class	215,703	2,630,144	217,365	669,671	33,641	37,436	18,166	2,215,274	2.43
Great-West S&P Small Cap 600® Index Fund Institutional Class	118,138	1,469,158	115,718	374,958	86,257	29,348	9,031	1,239,266	1.36
Great-West T. Rowe Price Equity Income Fund Institutional Class	150,644	1,569,815	170,019	399,105	1,134	(18,075)	18,709	1,322,654	1.45
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	119,166	1,285,272	92,787	379,594	(16,965)	83,566	80	1,082,031	1.18
					698,334	(337,286)	149,345	23,823,237	26.12
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	10,277,602	12,184,461	682,395	2,672,732	-	-	83,478	10,277,602	11.27
					0	0	83,478	10,277,602	11.27
				Total	$ 365,135	$(1,330,566)	$1,054,206	$85,313,465	93.56%

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	74,714	$524,977	$282,623	$84,806	$ (1,595)	$(15,993)	$ 8,199	$ 706,801	15.24%
Great-West Core Bond Fund Institutional Class	36,232	256,927	138,677	41,046	(396)	(9,268)	4,660	345,290	7.45
Great-West Inflation-Protected Securities Fund Institutional Class	58,923	-	660,150	72,167	(702)	(5,234)	6,741	582,749	12.57
Great-West Loomis Sayles Bond Fund Institutional Class	31,025	217,384	117,304	34,465	243	(8,599)	6,249	291,624	6.29
Great-West Putnam High Yield Bond Institutional Class	26,261	184,427	99,657	30,179	(355)	(7,314)	6,513	246,591	5.32
Great-West Short Duration Bond Fund Institutional Class	18,383	133,440	69,750	22,357	(207)	(1,781)	2,065	179,052	3.86
Great-West Templeton Global Bond Fund Institutional Class	16,643	110,429	62,403	19,748	(129)	(5,460)	3,178	147,624	3.18
					(3,141)	(53,649)	37,605	2,499,731	53.91
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,097	9,702	5,515	2,222	228	(146)	-	12,849	0.28
Great-West Emerging Markets Equity Fund Institutional Class	6,143	-	69,556	8,957	(50)	(5,686)	182	54,913	1.18
Great-West International Growth Fund Institutional Class	7,996	30,179	57,742	6,086	1,061	(1,719)	-	80,116	1.73
Great-West International Index Fund Institutional Class	17,572	134,218	80,329	25,751	4,646	(9,734)	-	179,062	3.86
Great-West International Value Fund Institutional Class	8,981	73,878	45,119	13,665	2,215	(6,899)	-	98,433	2.12
Great-West Large Cap Growth Fund Institutional Class	12,333	109,440	56,411	26,637	5,502	4,963	260	144,177	3.11
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,256	14,546	8,373	4,395	(482)	653	44	19,177	0.41
Great-West Mid Cap Value Fund Institutional Class	5,263	39,185	22,075	9,494	(437)	124	284	51,890	1.12
Great-West Putnam Equity Income Fund Institutional Class	7,508	56,841	32,646	12,758	483	(973)	516	75,756	1.63
Great-West Real Estate Index Fund Institutional Class	4,701	31,012	18,366	8,509	(874)	1,346	643	42,215	0.91
Great-West S&P 500® Index Fund Institutional Class	26,203	223,455	126,192	50,198	5,610	(2,833)	3,764	296,616	6.40
Great-West S&P Mid Cap 400® Index Fund Institutional Class	12,291	95,644	52,244	23,966	538	2,305	1,007	126,227	2.72
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,194	57,509	30,575	18,145	194	5,529	538	75,468	1.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	8,634	56,831	33,054	12,959	(191)	(1,117)	1,032	75,809	1.64
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	6,782	46,767	25,045	12,064	659	1,828	5	61,576	1.33
					19,102	(12,359)	8,275	1,394,284	30.07

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2020 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	417,939	$311,582	$155,849	$52,227	$ -	$ -	$ 2,735	$ 417,939	9.01%
					0	0	2,735	417,939	9.01
				Total	$15,961	$(66,008)	$48,615	$4,311,954	92.99%
Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,038,591	$33,481,570	$ 2,246,178	$6,220,325	$ (164,118)	$ (762,350)	$ 372,533	$ 28,745,073	15.58%
Great-West Core Bond Fund Institutional Class	1,480,710	16,449,962	1,132,393	3,011,962	(32,086)	(459,232)	212,153	14,111,161	7.65
Great-West Inflation-Protected Securities Fund Institutional Class	1,719,092	-	21,062,768	3,881,647	(29,268)	(179,302)	200,504	17,001,819	9.22
Great-West Loomis Sayles Bond Fund Institutional Class	1,257,131	13,757,527	926,727	2,768,777	(254,297)	(98,445)	257,015	11,817,032	6.41
Great-West Putnam High Yield Bond Institutional Class	1,024,147	11,194,246	751,472	2,100,652	(76,163)	(228,325)	256,894	9,616,741	5.21
Great-West Short Duration Bond Fund Institutional Class	555,433	6,306,271	407,209	1,260,215	(26,800)	(43,348)	69,320	5,409,917	2.93
Great-West Templeton Global Bond Fund Institutional Class	651,963	6,728,811	560,256	1,358,928	(52,723)	(147,225)	125,739	5,782,914	3.13
					(635,455)	(1,918,227)	1,494,158	92,484,657	50.13
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	50,318	688,260	47,310	124,487	32,361	(21,862)	-	589,221	0.32
Great-West Emerging Markets Equity Fund Institutional Class	314,862	-	3,679,738	551,775	210	(313,095)	9,336	2,814,868	1.52
Great-West International Growth Fund Institutional Class	387,940	2,283,312	2,148,694	488,738	41,649	(56,113)	-	3,887,155	2.11
Great-West International Index Fund Institutional Class	850,262	10,120,998	711,777	1,755,951	234,302	(412,652)	-	8,664,172	4.70
Great-West International Value Fund Institutional Class	433,939	5,556,654	402,042	844,247	136,305	(358,479)	-	4,755,970	2.58
Great-West Large Cap Growth Fund Institutional Class	570,452	7,775,017	504,693	2,209,413	52,774	598,291	11,990	6,668,588	3.61
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	112,453	1,117,321	65,666	226,626	12,156	(515)	2,174	955,846	0.52
Great-West Mid Cap Value Fund Institutional Class	241,130	2,777,413	144,546	539,004	459	(5,410)	13,058	2,377,545	1.29
Great-West Putnam Equity Income Fund Institutional Class	343,726	4,044,532	254,017	795,527	36,372	(34,826)	23,840	3,468,196	1.88
Great-West Real Estate Index Fund Institutional Class	187,583	1,962,157	201,316	514,880	(45,959)	35,903	26,524	1,684,496	0.91

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2025 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,202,860	$15,869,783	$ 1,057,984	$2,843,464	$ 756,547	$ (467,928)	$ 173,530	$ 13,616,375	7.38%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	566,992	6,793,383	364,592	1,432,624	83,509	97,653	46,435	5,823,004	3.16
Great-West S&P Small Cap 600® Index Fund Institutional Class	356,530	4,380,080	231,919	998,039	215,207	126,040	26,628	3,740,000	2.03
Great-West T. Rowe Price Equity Income Fund Institutional Class	395,317	4,043,972	269,371	850,296	(50,284)	7,838	47,677	3,470,885	1.88
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	313,469	3,333,651	193,991	921,556	(70,070)	240,214	206	2,846,300	1.54
					1,435,538	(564,941)	381,398	65,362,621	35.43
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	12,602,950	14,698,631	765,899	2,960,974	-	-	99,394	12,602,950	6.83
					0	0	99,394	12,602,950	6.83
				Total	$ 800,083	$(2,483,168)	$1,974,950	$170,450,228	92.39%
Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	88,362	$730,124	$302,916	$178,162	$ (3,312)	$(18,971)	$ 9,843	$ 835,907	15.14%
Great-West Core Bond Fund Institutional Class	42,941	358,018	150,196	88,192	(1,239)	(10,790)	5,605	409,232	7.41
Great-West Inflation-Protected Securities Fund Institutional Class	34,437	-	419,623	75,929	(641)	(3,108)	3,948	340,586	6.17
Great-West Loomis Sayles Bond Fund Institutional Class	36,175	296,806	123,862	70,820	112	(9,831)	7,273	340,017	6.16
Great-West Putnam High Yield Bond Institutional Class	28,393	233,165	98,759	58,106	(917)	(7,212)	7,018	266,606	4.83
Great-West Short Duration Bond Fund Institutional Class	11,610	99,092	40,548	25,558	(301)	(1,003)	1,323	113,079	2.05
Great-West Templeton Global Bond Fund Institutional Class	18,168	141,316	61,178	36,314	(668)	(5,029)	3,459	161,151	2.92
					(6,966)	(55,944)	38,469	2,466,578	44.68
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,773	18,455	6,847	4,348	459	(196)	-	20,758	0.38
Great-West Emerging Markets Equity Fund Institutional Class	12,273	-	144,405	23,625	(231)	(11,057)	363	109,723	1.99
Great-West International Growth Fund Institutional Class	14,368	63,642	97,148	13,821	2,118	(3,002)	-	143,967	2.61
Great-West International Index Fund Institutional Class	31,566	283,206	114,099	58,722	9,412	(16,926)	-	321,657	5.83

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2030 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West International Value Fund Institutional Class	16,140	$155,942	$ 61,849	$ 28,590	$ 4,413	$(12,308)	$ -	$ 176,893	3.20%
Great-West Large Cap Growth Fund Institutional Class	19,752	205,902	68,403	52,926	8,790	9,525	416	230,904	4.18
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,165	31,566	12,013	9,526	(1,001)	1,345	80	35,398	0.64
Great-West Mid Cap Value Fund Institutional Class	8,389	73,343	27,322	18,281	(665)	331	452	82,715	1.50
Great-West Putnam Equity Income Fund Institutional Class	12,008	106,849	41,038	25,192	1,299	(1,537)	826	121,158	2.19
Great-West Real Estate Index Fund Institutional Class	5,837	45,185	18,273	12,232	(988)	1,190	803	52,416	0.95
Great-West S&P 500® Index Fund Institutional Class	42,001	420,093	157,754	98,909	10,133	(3,485)	6,020	475,453	8.61
Great-West S&P Mid Cap 400® Index Fund Institutional Class	19,733	180,181	65,118	46,550	1,078	3,905	1,614	202,654	3.67
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,199	123,838	42,722	38,159	644	10,061	985	138,462	2.51
Great-West T. Rowe Price Equity Income Fund Institutional Class	13,835	106,849	41,611	25,604	(169)	(1,381)	1,651	121,475	2.20
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,904	88,390	30,478	23,838	640	3,979	7	99,009	1.79
					35,932	(19,556)	13,217	2,332,642	42.25
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	263,786	231,226	90,567	59,769	-	-	1,762	263,786	4.78
					0	0	1,762	263,786	4.78
				Total	$28,966	$(75,500)	$53,448	$5,063,006	91.71%
Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	2,313,139	$23,966,393	$2,607,245	$4,180,596	$ (173,083)	$ (510,751)	$ 281,497	$ 21,882,291	13.18%
Great-West Core Bond Fund Institutional Class	1,126,820	11,764,376	1,287,553	2,002,141	(54,069)	(311,195)	160,253	10,738,594	6.47
Great-West Inflation-Protected Securities Fund Institutional Class	572,980	-	6,835,962	1,110,786	(9,514)	(58,404)	66,917	5,666,772	3.41
Great-West Loomis Sayles Bond Fund Institutional Class	942,628	9,684,650	1,005,475	1,671,166	(107,653)	(158,257)	192,843	8,860,702	5.34
Great-West Putnam High Yield Bond Institutional Class	718,025	7,368,398	791,330	1,224,278	(22,905)	(193,190)	180,198	6,742,260	4.06
Great-West Short Duration Bond Fund Institutional Class	210,140	2,242,939	227,913	403,949	(6,176)	(20,142)	26,036	2,046,761	1.23

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2035 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Templeton Global Bond Fund Institutional Class	464,065	$ 4,488,103	$ 528,701	$ 797,577	$ (42,744)	$ (102,970)	$ 89,577	$ 4,116,257	2.48%
					(416,144)	(1,354,909)	997,321	60,053,637	36.17
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	63,674	820,161	60,507	116,983	28,866	(18,065)	-	745,620	0.45
Great-West Emerging Markets Equity Fund Institutional Class	493,847	-	5,572,625	665,542	(2,175)	(492,091)	14,739	4,414,992	2.66
Great-West International Growth Fund Institutional Class	547,283	3,030,187	3,061,359	550,843	29,002	(56,923)	-	5,483,780	3.30
Great-West International Index Fund Institutional Class	1,197,616	13,424,932	1,267,969	2,062,871	140,609	(426,327)	-	12,203,703	7.35
Great-West International Value Fund Institutional Class	612,778	7,389,357	709,818	918,622	141,903	(464,504)	-	6,716,049	4.05
Great-West Large Cap Growth Fund Institutional Class	716,018	9,219,166	607,722	2,202,012	35,495	745,373	15,137	8,370,249	5.04
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	161,466	1,517,788	106,886	244,825	22,137	(7,387)	3,136	1,372,462	0.83
Great-West Mid Cap Value Fund Institutional Class	302,779	3,291,616	200,853	496,776	(1,029)	(10,291)	16,455	2,985,402	1.80
Great-West Putnam Equity Income Fund Institutional Class	432,881	4,797,926	375,390	777,910	18,615	(27,636)	30,122	4,367,770	2.63
Great-West Real Estate Index Fund Institutional Class	176,733	1,734,667	237,658	429,890	(48,097)	44,628	-	1,587,063	0.96
Great-West S&P 500® Index Fund Institutional Class	1,515,786	18,816,570	1,424,016	2,605,598	785,480	(476,295)	219,392	17,158,693	10.34
Great-West S&P Mid Cap 400® Index Fund Institutional Class	713,615	8,064,381	500,021	1,370,021	79,230	134,444	58,683	7,328,825	4.41
Great-West S&P Small Cap 600® Index Fund Institutional Class	510,424	5,929,752	366,189	1,242,409	176,187	300,822	38,340	5,354,354	3.22
Great-West T. Rowe Price Equity Income Fund Institutional Class	498,150	4,803,477	395,531	829,538	(68,604)	4,289	60,225	4,373,759	2.63
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	394,426	3,966,094	235,831	890,470	(67,614)	269,932	261	3,581,387	2.16
					1,270,005	(480,031)	456,490	86,044,108	51.83
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	4,786,153	5,251,510	461,349	963,695	-	-	36,989	4,786,153	2.88
					0	0	36,989	4,786,153	2.88
				Total	$ 853,861	$(1,834,940)	$1,490,800	$150,883,898	90.88%

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	40,598	$271,621	$174,524	$54,344	$ (908)	$ (7,739)	$ 4,283	$ 384,062	10.51%
Great-West Core Bond Fund Institutional Class	19,760	133,333	86,392	26,930	(322)	(4,483)	2,444	188,312	5.15
Great-West Inflation-Protected Securities Fund Institutional Class	5,366	-	59,647	6,110	(43)	(469)	616	53,068	1.45
Great-West Loomis Sayles Bond Fund Institutional Class	16,413	109,089	71,200	21,540	178	(4,613)	3,309	154,136	4.22
Great-West Putnam High Yield Bond Institutional Class	12,173	80,939	53,250	16,550	(87)	(3,332)	3,017	114,307	3.13
Great-West Short Duration Bond Fund Institutional Class	2,338	16,127	10,268	3,423	(38)	(202)	253	22,770	0.62
Great-West Templeton Global Bond Fund Institutional Class	7,925	49,785	34,378	11,354	(32)	(2,515)	1,515	70,294	1.92
					(1,252)	(23,353)	15,437	986,949	27.00
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,617	13,497	8,147	2,562	273	(144)	-	18,938	0.52
Great-West Emerging Markets Equity Fund Institutional Class	13,999	-	150,364	13,467	(618)	(11,747)	415	125,150	3.42
Great-West International Growth Fund Institutional Class	14,782	52,925	109,534	11,417	1,817	(2,929)	-	148,113	4.05
Great-West International Index Fund Institutional Class	32,452	235,135	149,654	39,152	6,618	(14,950)	-	330,687	9.05
Great-West International Value Fund Institutional Class	16,591	129,525	84,582	21,153	3,302	(11,121)	-	181,833	4.98
Great-West Large Cap Growth Fund Institutional Class	18,192	151,912	83,922	30,496	6,490	7,329	382	212,667	5.82
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	4,357	26,445	16,296	6,698	(674)	995	84	37,038	1.01
Great-West Mid Cap Value Fund Institutional Class	7,721	54,382	33,024	11,211	(247)	(66)	416	76,129	2.08
Great-West Putnam Equity Income Fund Institutional Class	11,046	79,205	47,960	14,340	813	(1,370)	761	111,455	3.05
Great-West Real Estate Index Fund Institutional Class	4,026	25,453	16,243	6,506	(334)	968	555	36,158	0.99
Great-West S&P 500® Index Fund Institutional Class	38,680	311,325	185,513	55,456	7,155	(3,527)	5,550	437,855	11.98
Great-West S&P Mid Cap 400® Index Fund Institutional Class	18,162	133,158	78,649	27,834	1,310	2,546	1,484	186,519	5.10
Great-West S&P Small Cap 600® Index Fund Institutional Class	13,852	104,016	59,610	27,183	998	8,860	1,031	145,303	3.98
Great-West T. Rowe Price Equity Income Fund Institutional Class	12,707	79,193	49,125	15,177	(60)	(1,576)	1,520	111,565	3.05
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	10,068	65,408	37,177	13,532	831	2,366	7	91,419	2.50
					27,674	(24,366)	12,205	2,250,829	61.58

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2040 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	52,860	$ 37,438	$ 23,078	$ 7,971	$ -	$ -	$ 315	$ 52,860	1.44%
					0	0	315	52,860	1.44
				Total	$26,422	$(47,719)	$27,957	$3,290,638	90.02%
Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	882,219	$ 9,104,317	$1,051,790	$1,624,598	$ (75,903)	$(185,715)	$107,299	$ 8,345,794	8.05%
Great-West Core Bond Fund Institutional Class	429,600	4,467,001	524,663	780,818	(22,668)	(116,759)	61,058	4,094,087	3.95
Great-West Inflation-Protected Securities Fund Institutional Class	29,439	-	352,546	58,384	(496)	(3,012)	3,450	291,150	0.28
Great-West Loomis Sayles Bond Fund Institutional Class	355,150	3,639,604	402,432	628,081	(25,140)	(75,541)	72,992	3,338,414	3.22
Great-West Putnam High Yield Bond Institutional Class	257,951	2,642,173	291,578	441,675	(8,175)	(69,921)	65,071	2,422,155	2.33
Great-West Short Duration Bond Fund Institutional Class	25,595	271,991	29,736	49,995	(758)	(2,439)	3,169	249,293	0.24
Great-West Templeton Global Bond Fund Institutional Class	169,806	1,632,948	204,100	293,015	(15,872)	(37,854)	32,923	1,506,179	1.45
					(149,012)	(491,241)	345,962	20,247,072	19.52
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	50,456	645,575	42,601	84,750	20,979	(12,583)	-	590,843	0.57
Great-West Emerging Markets Equity Fund Institutional Class	483,620	-	5,410,758	605,043	(1,567)	(482,155)	14,417	4,323,560	4.17
Great-West International Growth Fund Institutional Class	484,302	2,655,744	2,671,158	442,324	5,729	(31,869)	-	4,852,709	4.68
Great-West International Index Fund Institutional Class	1,059,840	11,806,872	991,353	1,647,168	93,236	(351,284)	-	10,799,773	10.41
Great-West International Value Fund Institutional Class	541,374	6,489,988	569,487	725,631	112,083	(400,385)	-	5,933,459	5.72
Great-West Large Cap Growth Fund Institutional Class	567,558	7,240,529	401,033	1,588,622	33,427	581,812	11,985	6,634,752	6.40
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	143,819	1,334,114	101,984	209,970	16,085	(3,670)	2,791	1,222,458	1.18
Great-West Mid Cap Value Fund Institutional Class	240,822	2,596,318	163,551	376,563	(1,446)	(8,801)	13,103	2,374,505	2.29
Great-West Putnam Equity Income Fund Institutional Class	342,420	3,774,117	259,084	567,572	2,662	(10,607)	23,874	3,455,022	3.33
Great-West Real Estate Index Fund Institutional Class	114,856	1,124,802	159,847	283,899	(33,777)	30,661	16,321	1,031,411	0.99

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2045 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West S&P 500® Index Fund Institutional Class	1,199,603	$14,832,088	$1,022,334	$1,925,582	$ 592,711	$(349,339)	$174,026	$13,579,501	13.09%
Great-West S&P Mid Cap 400® Index Fund Institutional Class	565,267	6,346,140	398,883	1,028,911	77,664	89,178	46,545	5,805,290	5.60
Great-West S&P Small Cap 600® Index Fund Institutional Class	457,199	5,257,030	323,062	1,073,805	134,313	289,727	34,272	4,796,014	4.63
Great-West T. Rowe Price Equity Income Fund Institutional Class	393,758	3,773,916	294,958	616,405	(56,084)	4,726	47,733	3,457,195	3.33
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	313,857	3,116,303	144,692	614,000	(44,041)	202,830	207	2,849,825	2.75
					951,974	(451,759)	385,274	71,706,317	69.14
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	591,603	645,843	60,609	119,430	-	-	4,581	591,603	0.57
					0	0	4,581	591,603	0.57
				Total	$ 802,962	$(943,000)	$735,817	$92,544,992	89.23%
Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	17,046	$ 91,830	$ 87,391	$15,079	$ (304)	$ (2,888)	$ 1,676	$ 161,254	6.67%
Great-West Core Bond Fund Institutional Class	8,318	45,158	43,081	7,273	(120)	(1,697)	959	79,269	3.28
Great-West Loomis Sayles Bond Fund Institutional Class	6,838	36,619	34,821	5,442	(13)	(1,724)	1,345	64,274	2.66
Great-West Putnam High Yield Bond Institutional Class	4,939	26,431	25,098	3,853	(65)	(1,302)	1,192	46,374	1.92
Great-West Short Duration Bond Fund Institutional Class	322	1,789	1,691	315	(5)	(24)	32	3,141	0.13
Great-West Templeton Global Bond Fund Institutional Class	3,372	17,056	16,773	2,872	(60)	(1,043)	626	29,914	1.24
					(567)	(8,678)	5,830	384,226	15.90
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	1,195	7,979	6,800	768	78	(19)	-	13,992	0.58
Great-West Emerging Markets Equity Fund Institutional Class	12,805	-	130,585	5,626	(13)	(10,483)	363	114,476	4.73
Great-West International Growth Fund Institutional Class	12,149	34,563	91,546	2,820	446	(1,559)	-	121,730	5.03
Great-West International Index Fund Institutional Class	26,511	153,775	138,140	12,204	2,058	(9,563)	-	270,148	11.17
Great-West International Value Fund Institutional Class	13,555	84,545	77,874	6,641	989	(7,214)	-	148,564	6.14

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2050 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
Great-West Large Cap Growth Fund Institutional Class	13,470	$ 89,671	$ 68,988	$ 8,370	$1,547	$ 7,181	$ 272	$ 157,470	6.51%
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	3,606	17,467	15,001	2,214	(215)	395	67	30,649	1.27
Great-West Mid Cap Value Fund Institutional Class	5,706	32,068	27,744	3,307	(136)	(247)	297	56,258	2.33
Great-West Putnam Equity Income Fund Institutional Class	8,118	46,641	39,819	3,801	140	(753)	541	81,906	3.39
Great-West Real Estate Index Fund Institutional Class	2,734	13,920	11,739	1,739	(173)	627	370	24,547	1.01
Great-West S&P 500® Index Fund Institutional Class	28,442	183,501	153,089	14,656	1,384	26	3,947	321,960	13.32
Great-West S&P Mid Cap 400® Index Fund Institutional Class	13,399	78,418	65,598	8,389	181	1,983	1,056	137,610	5.69
Great-West S&P Small Cap 600® Index Fund Institutional Class	11,470	68,640	55,231	10,249	264	6,697	822	120,319	4.98
Great-West T. Rowe Price Equity Income Fund Institutional Class	9,329	46,641	40,470	3,944	(79)	(1,257)	1,082	81,910	3.39
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	7,420	38,384	31,498	4,257	193	1,753	5	67,378	2.79
					6,664	(12,433)	8,822	1,748,917	72.33
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	7,441	4,267	3,930	796	-	-	40	7,441	0.31
					0	0	40	7,441	0.31
				Total	$6,097	$(21,111)	$14,692	$2,140,584	88.54%
Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	274,346	$2,629,204	$ 605,559	$580,964	$ (18,254)	$ (58,487)	$ 32,945	$ 2,595,312	5.93%
Great-West Core Bond Fund Institutional Class	133,839	1,292,423	296,029	274,730	(3,198)	(38,241)	18,785	1,275,481	2.92
Great-West Loomis Sayles Bond Fund Institutional Class	110,147	1,048,071	228,950	212,608	(2,101)	(29,031)	22,767	1,035,382	2.37
Great-West Putnam High Yield Bond Institutional Class	79,420	754,869	164,378	141,332	8,221	(32,164)	20,142	745,751	1.70
Great-West Short Duration Bond Fund Institutional Class	5,398	53,276	11,580	11,806	(180)	(470)	660	52,580	0.12
Great-West Templeton Global Bond Fund Institutional Class	57,822	519,024	120,564	106,066	1,791	(20,641)	11,271	512,881	1.17
					(13,721)	(179,034)	106,570	6,217,387	14.21

Semi-Annual Report - June 29, 2018

Great-West Lifetime Conservative 2055 Fund
Affiliate	Shares Held/ Account Balance 06/29/2018	Value 12/31/2017	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 06/29/2018	Value as a Percentage of Net Assets
EQUITY MUTUAL FUNDS
Great-West Ariel Mid Cap Value Fund Institutional Class	21,273	$ 252,880	$ 36,597	$ 34,907	$ 8,416	$ (5,470)	$ -	$ 249,100	0.57%
Great-West Emerging Markets Equity Fund Institutional Class	250,825	-	2,783,030	295,964	(5,849)	(244,688)	7,535	2,242,378	5.13
Great-West International Growth Fund Institutional Class	228,214	1,163,974	1,318,805	174,192	7,762	(21,881)	-	2,286,706	5.23
Great-West International Index Fund Institutional Class	499,310	5,164,723	805,790	695,756	58,106	(186,791)	-	5,087,966	11.64
Great-West International Value Fund Institutional Class	255,437	2,843,061	456,163	316,911	45,753	(182,719)	-	2,799,594	6.40
Great-West Large Cap Growth Fund Institutional Class	240,656	2,856,652	323,297	580,318	31,977	213,640	5,117	2,813,271	6.43
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	68,324	589,861	83,527	102,524	(4,187)	9,894	1,336	580,758	1.33
Great-West Mid Cap Value Fund Institutional Class	101,977	1,020,859	131,937	137,925	4,778	(9,378)	5,584	1,005,493	2.30
Great-West Putnam Equity Income Fund Institutional Class	145,275	1,486,395	209,733	218,524	6,769	(11,782)	10,191	1,465,822	3.35
Great-West Real Estate Index Fund Institutional Class	50,390	457,999	96,093	123,289	(20,209)	21,695	7,204	452,498	1.03
Great-West S&P 500® Index Fund Institutional Class	507,487	5,820,407	790,393	811,440	143,569	(54,605)	74,071	5,744,755	13.14
Great-West S&P Mid Cap 400® Index Fund Institutional Class	239,523	2,497,851	312,062	405,145	11,361	55,136	19,861	2,459,904	5.63
Great-West S&P Small Cap 600® Index Fund Institutional Class	216,722	2,311,131	255,614	401,742	85,393	108,410	16,337	2,273,413	5.20
Great-West T. Rowe Price Equity Income Fund Institutional Class	167,068	1,486,367	237,561	237,645	(3,342)	(19,430)	20,375	1,466,853	3.35
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	132,738	1,224,627	147,711	236,630	(8,078)	69,557	88	1,205,265	2.76
					362,219	(258,412)	167,699	32,133,776	73.49
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	122,607	124,299	24,885	27,495	-	-	918	122,607	0.28
					0	0	918	122,607	0.28
				Total	$348,498	$(437,446)	$275,187	$38,473,770	87.98%
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 29, 2018, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West Lifetime Conservative 2015 Fund	$27,555,153	$43,745,669
Great-West Lifetime Conservative 2020 Fund	2,412,724	1,185,574
Great-West Lifetime Conservative 2025 Fund	39,792,461	68,570,455

Semi-Annual Report - June 29, 2018

	Purchases	Sales
Great-West Lifetime Conservative 2030 Fund	2,411,058	1,690,829
Great-West Lifetime Conservative 2035 Fund	30,973,560	46,120,598
Great-West Lifetime Conservative 2040 Fund	1,826,748	748,803
Great-West Lifetime Conservative 2045 Fund	17,332,842	26,742,003
Great-West Lifetime Conservative 2050 Fund	1,340,646	279,742
Great-West Lifetime Conservative 2055 Fund	10,585,275	11,107,289
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 29, 2018

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2018 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime Conservative 2015 Fund, Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2025 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2035 Fund, Great-West Lifetime Conservative 2040 Fund, Great-West Lifetime Conservative 2045 Fund, Great-West Lifetime Conservative 2050 Fund and Great-West Lifetime Conservative 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 27-28, 2018, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1 with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Investor Class and Institutional Class shares of each Fund (Investor Class, through April 30, 2015, as applicable) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2017, as applicable. Given the April 29, 2016 inception date of the Great-West Lifetime Conservative 2020 Fund, Great-West Lifetime Conservative 2030 Fund, Great-West Lifetime Conservative 2040 Fund, and Great-West Lifetime Conservative 2050 Fund, this information included one-year returns only. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board noted that, with respect to the Great-West Lifetime Conservative 2015 Fund, each Class of the Fund outperformed its benchmark index for the three- and five-year periods ended December 31, 2017 and underperformed its benchmark in the one-year period. The Board also noted that the Fund was in the fourth quartile of its peer group for the one-, three- and five-year periods ended December 31, 2017 (the first quartile being the best performers and the fourth quartile being the worst performers).
For the Great-West Lifetime Conservative 2020 Fund, the Board noted that the Fund underperformed its benchmark index and was in the fourth quartile of its peer group for the one-year period ended December 31, 2017.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that the Fund’s Investor Class was in the fourth quartile of its peer group for the one-, three- and five-year periods ended December 31, 2017 and underperformed its benchmark for the one-year period but performed the same as its benchmark index for the three-year period and outperformed its benchmark index for the five-year period. The Board also noted that the Fund’s Institutional Class was in the fourth, third and third quartiles, respectively, for the one-, three- and five-year periods ended December 31, 2017 and underperformed its benchmark for the one-year period but outperformed its benchmark index for the three- and five-year periods ended December 31, 2017.
For the Great-West Lifetime Conservative 2030 Fund, the Board noted that the Fund underperformed its benchmark index and was in the fourth quartile of its peer group for the one-year period ended December 31, 2017.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that the Fund’s Investor Class was in the fourth quartile of its peer group for the one-, three- and five-year periods ended December 31, 2017 and underperformed its benchmark for the one-year and three-year periods, but outperformed its benchmark index for the five-year period. The Board also noted that the Fund’s Institutional Class was in the fourth, third and fourth quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively, and underperformed its benchmark for the one-year period but outperformed its benchmark index for the three- and five-year periods ended December 31, 2017.
For the Great-West Lifetime Conservative 2040 Fund, the Board noted that the Fund underperformed its benchmark index and was in the fourth quartile of its peer group for the one-year period ended December 31, 2017.

For the Great-West Lifetime Conservative 2045 Fund, the Board noted that the Fund was in the fourth, third and third quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively, but the Institutional Class outperformed its benchmark index for the three- and five-year periods ended December 31, 2017 but underperformed for the one-year period and the Investor Class outperformed for the five-year period but underperformed for the one- and three-year periods.
For the Great-West Lifetime Conservative 2050 Fund, the Board noted that the Fund underperformed its benchmark index and was in the fourth quartile of its peer group for the one-year period ended December 31, 2017.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that the Fund was in the fourth, third and fourth quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2017, respectively. The Board also noted that the Fund’s Investor Class outperformed its benchmark index for the five-year period ended December 31, 2017 but underperformed its benchmark in the one- and three-year periods, and the Fund’s Institutional Class outperformed its benchmark index for the three- and five-year periods ended December 31, 2017 but underperformed in the one-year period.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Funds and the level of the investment management fees payable by the Funds. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2019, to reduce its management fee by a stated amount with respect to each Fund’s investments in a fixed income contract issued and guaranteed by GWCM’s parent company, Great-West Life and Annuity Insurance Company (“GWLA”), and with respect to certain of the Fund’s investments in unaffiliated underlying funds.
In evaluating the management fee and total expense ratio of each Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered for each Class (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer groups and peer universe.
Based on the information provided, the Board noted that for the Great-West Lifetime Conservative 2015 Fund, although the Fund’s Contractual Management Fee for each Class was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio for each Class was in the second quartile of its respective peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its respective peer group. The Fund’s Institutional Class total annual operating expense ratio was also below the average and median of the peer universe of funds.
For the Great-West Lifetime Conservative 2020 Fund, the Board noted that the Fund’s Investor Class Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds, and the Fund’s Investor Class total annual operating expense ratio was in the first quartile of its peer group, was lower than the average and median expense ratio of its peer group and was higher (by one basis point) than the average of its peer universe but below the median of its peer universe. Although the Fund’s Institutional Class Contractual Management Fee was above the median of its peer group, the Board noted that the Institutional Class Contractual Management Fee was lower than the average of its peer group and its total annual operating expense ratio was in the first quartile and lower than the average and median of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee for each Class was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile (Institutional Class) or second quartile (Investor Class) of its respective peer group, each Class was below the average and median expense ratio of its respective peer group and Institutional Class was below the average and median of the peer universe of funds.

For the Great-West Lifetime Conservative 2030 Fund, the Board noted that for each Class the Fund’s Contractual Management Fee was the same as the median contractual management fee of its respective peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its respective peer group of funds. The Fund’s total annual operating expense ratio for each Class was in the first quartile of its respective peer group, was below the average and median expense ratio of its respective peer group and Institutional Class was below the average and median of the peer universe of funds.
For the Great-West Lifetime Conservative 2035 Fund, the Board noted that, although the Fund’s Investor Class Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Investor Class Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but above the average and median expense ratio of its peer universe. Although the Fund’s Institutional Class Contractual Management Fee was higher than the average and median contractual management fee of its peer group, the Fund’s Institutional Class total annual operating expense ratio was in the first quartile and lower than the average and median of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2040 Fund, the Board noted that the Fund’s Investor Class Contractual Management Fee was below the average and median contractual management fee of its peer group of funds and the Investor Class total annual operating expense ratio was in the first quartile of its peer group and below the average and median of its peer group but above the average and median expense ratio of its peer universe of funds. The Board also noted that, although the Fund’s Institutional Class Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Institutional Class Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s Institutional Class total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2045 Fund, the Board noted that the Fund’s Investor Class Contractual Management Fee was higher than the median and lower than the average contractual management fee of its peer group of funds, but the Fund’s Investor Class total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group but above the average and median expense ratio of its peer universe of funds. The Fund’s Institutional Class Contractual Management Fee was higher than the average and median of its peer group, but its total annual operating expense ratio was in the second quartile of its peer group and below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime Conservative 2050 Fund, the Board noted that, although the Fund’s Institutional Class Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Institutional Class Contractual Management Fee was lower than the average of its peer group of funds and the Fund’s Institutional Class total annual operating expense ratio was the lowest in its peer group and was below the average and median expense ratio of its peer universe of funds. The Board also noted that the Fund’s Investor Class Contractual Management Fee was lower than the average and the same as the median contractual management fee of its peer group of funds and that the Investor Class total annual operating expense ratio was in the second quartile of its peer group and was lower than the average and median of its peer group of funds but above the average and median expense ratio of its peer universe of funds.
For the Great-West Lifetime Conservative 2055 Fund, the Board noted that for each Class, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its respective peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its respective peer group and was lower than the average and median expense ratio of its respective peer group. The Fund’s Institutional Class total annual operating expense ratio was also lower than the average and median of the peer universe of funds.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds may have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients.
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM, including, in particular the shareholder services provided by GWLA. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWLA and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:August 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 23, 2018